UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (954) 527-7500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Templeton Global Bond Fund
Class A [TPINX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$54	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,155,009,279
Total Number of Portfolio Holdings*	74
Portfolio Turnover Rate	16.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Fund	PAGE 1	406-STSR-0825

Templeton Global Bond Fund
Class C [TEGBX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$75	1.41%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,155,009,279
Total Number of Portfolio Holdings*	74
Portfolio Turnover Rate	16.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Fund	PAGE 1	506-STSR-0825

Templeton Global Bond Fund
Class R [FGBRX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$67	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,155,009,279
Total Number of Portfolio Holdings*	74
Portfolio Turnover Rate	16.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Fund	PAGE 1	816-STSR-0825

Templeton Global Bond Fund
Class R6 [FBNRX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,155,009,279
Total Number of Portfolio Holdings*	74
Portfolio Turnover Rate	16.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Fund	PAGE 1	356-STSR-0825

Templeton Global Bond Fund
Advisor Class [TGBAX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$40	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,155,009,279
Total Number of Portfolio Holdings*	74
Portfolio Turnover Rate	16.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Fund	PAGE 1	616-STSR-0825

Templeton Global Bond Enhanced Fund
Class A [TGTRX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Bond Enhanced Fund (previously known as Templeton Global Total Return Fund) for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$62	1.16%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$215,804,103
Total Number of Portfolio Holdings*	78
Portfolio Turnover Rate	23.04%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Enhanced Fund	PAGE 1	407-STSR-0825

Templeton Global Bond Enhanced Fund
Class C [TTRCX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Bond Enhanced Fund (previously known as Templeton Global Total Return Fund) for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$83	1.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$215,804,103
Total Number of Portfolio Holdings*	78
Portfolio Turnover Rate	23.04%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Enhanced Fund	PAGE 1	507-STSR-0825

Templeton Global Bond Enhanced Fund
Class R [FRRGX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Bond Enhanced Fund (previously known as Templeton Global Total Return Fund) for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$76	1.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$215,804,103
Total Number of Portfolio Holdings*	78
Portfolio Turnover Rate	23.04%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Enhanced Fund	PAGE 1	808-STSR-0825

Templeton Global Bond Enhanced Fund
Class R6 [FTTRX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Bond Enhanced Fund (previously known as Templeton Global Total Return Fund) for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$38	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$215,804,103
Total Number of Portfolio Holdings*	78
Portfolio Turnover Rate	23.04%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Enhanced Fund	PAGE 1	308-STSR-0825

Templeton Global Bond Enhanced Fund
Advisor Class [TTRZX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Bond Enhanced Fund (previously known as Templeton Global Total Return Fund) for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$49	0.92%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$215,804,103
Total Number of Portfolio Holdings*	78
Portfolio Turnover Rate	23.04%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Enhanced Fund	PAGE 1	696-STSR-0825

Templeton International Bond Fund
Class A [TBOAX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$53	0.99%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$19,890,573
Total Number of Portfolio Holdings*	67
Portfolio Turnover Rate	18.08%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton International Bond Fund	PAGE 1	447-STSR-0825

Templeton International Bond Fund
Class C [FCNBX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$74	1.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$19,890,573
Total Number of Portfolio Holdings*	67
Portfolio Turnover Rate	18.08%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton International Bond Fund	PAGE 1	247-STSR-0825

Templeton International Bond Fund
Class R
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$66	1.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$19,890,573
Total Number of Portfolio Holdings*	67
Portfolio Turnover Rate	18.08%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton International Bond Fund	PAGE 1	847-STSR-0825

Templeton International Bond Fund
Class R6 [FIBQX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$32	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$19,890,573
Total Number of Portfolio Holdings*	67
Portfolio Turnover Rate	18.08%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton International Bond Fund	PAGE 1	8447-STSR-0825

Templeton International Bond Fund
Advisor Class [FIBZX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$39	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$19,890,573
Total Number of Portfolio Holdings*	67
Portfolio Turnover Rate	18.08%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton International Bond Fund	PAGE 1	647-STSR-0825

Templeton Sustainable Emerging Markets Bond Fund
Class A [FEMGX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$61	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$15,156,182
Total Number of Portfolio Holdings*	53
Portfolio Turnover Rate	26.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	72-STSR-0825

Templeton Sustainable Emerging Markets Bond Fund
Class C [FEMHX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$82	1.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$15,156,182
Total Number of Portfolio Holdings*	53
Portfolio Turnover Rate	26.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	572-STSR-0825

Templeton Sustainable Emerging Markets Bond Fund
Class R [FEMBX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$74	1.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$15,156,182
Total Number of Portfolio Holdings*	53
Portfolio Turnover Rate	26.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	872-STSR-0825

Templeton Sustainable Emerging Markets Bond Fund
Class R6 [FEMRX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$46	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$15,156,182
Total Number of Portfolio Holdings*	53
Portfolio Turnover Rate	26.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	812-STSR-0825

Templeton Sustainable Emerging Markets Bond Fund
Advisor Class [FEMZX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$48	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$15,156,182
Total Number of Portfolio Holdings*	53
Portfolio Turnover Rate	26.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	12-STSR-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Templeton
Income Trust
Financial Statements and Other Important Information
Semiannual | June 30, 2025
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund
Templeton Sustainable Emerging Markets Bond Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 46
Notes to Financial Statements 52
Changes In and Disagreements with Accountants 79
Results of Meeting(s) of Shareholders 79
Remuneration Paid to Directors, Officers and Others 79
Board Approval of Management and Subadvisory Agreements 79

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.49 $7.77 $7.89 $8.84 $9.80 $10.69
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.36 0.29 0.34 0.42 0.41
Net realized and unrealized gains (losses) 0.70 (1.27) (0.11) (0.88) (0.90) (0.85)
Total from investment operations ........ 0.89 (0.91) 0.18 (0.54) (0.48) (0.44)
Less distributions from:
Net investment income .............. (0.20) (0.14) — — — (0.01)
Tax return of capital ................ — (0.23) (0.30) (0.41) (0.48) (0.44)
Total distributions ................... (0.20) (0.37) (0.30) (0.41) (0.48) (0.45)
Net asset value, end of period .......... $7.18 $6.49 $7.77 $7.89 $8.84 $9.80
Total return
c
....................... 13.94% (11.95)% 2.43% (6.17)% (5.06)% (4.14)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.05% 0.99% 0.97% 0.96% 0.97% 0.93%
Expenses net of waiver and payments by
affiliates .......................... 1.01% 0.96% 0.95% 0.94% 0.96% 0.91%
Net investment income ............... 5.72% 5.06% 3.72% 4.14% 4.51% 4.03%
Supplemental data
Net assets , end of period (000’s) ........ $1,564,552 $1,496,483 $2,104,823 $2,492,812 $3,478,172 $4,749,790
Portfolio turnover rate ................ 16.22% 30.80% 104.28% 16.01% 28.44% 60.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.53 $7.81 $7.93 $8.88 $9.83 $10.72
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.33 0.25 0.31 0.38 0.37
Net realized and unrealized gains (losses) 0.70 (1.27) (0.10) (0.89) (0.90) (0.85)
Total from investment operations ........ 0.88 (0.94) 0.15 (0.58) (0.52) (0.48)
Less distributions from:
Net investment income .............. (0.19) (0.13) — — — (0.01)
Tax return of capital ................ — (0.21) (0.27) (0.37) (0.43) (0.40)
Total distributions ................... (0.19) (0.34) (0.27) (0.37) (0.43) (0.41)
Net asset value, end of period .......... $7.22 $6.53 $7.81 $7.93 $8.88 $9.83
Total return
c
....................... 13.62% (12.26)% 1.99% (6.53)% (5.38)% (4.52)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.45% 1.39% 1.37% 1.37% 1.36% 1.33%
Expenses net of waiver and payments by
affiliates .......................... 1.41% 1.36% 1.35% 1.35% 1.36%
e
1.31%
Net investment income ............... 5.31% 4.63% 3.27% 3.78% 4.07% 3.65%
Supplemental data
Net assets , end of period (000’s) ........ $40,599 $44,654 $79,606 $126,600 $224,611 $682,582
Portfolio turnover rate ................ 16.22% 30.80% 104.28% 16.01% 28.44% 60.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.49 $7.77 $7.89 $8.84 $9.80 $10.69
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.35 0.27 0.32 0.40 0.38
Net realized and unrealized gains (losses) 0.69 (1.27) (0.11) (0.88) (0.91) (0.84)
Total from investment operations ........ 0.88 (0.92) 0.16 (0.56) (0.51) (0.46)
Less distributions from:
Net investment income .............. (0.19) (0.14) — — — (0.01)
Tax return of capital ................ — (0.22) (0.28) (0.39) (0.45) (0.42)
Total distributions ................... (0.19) (0.36) (0.28) (0.39) (0.45) (0.43)
Net asset value, end of period .......... $7.18 $6.49 $7.77 $7.89 $8.84 $9.80
Total return
c
....................... 13.80% (12.17)% 2.18% (6.40)% (5.30)% (4.38)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.30% 1.24% 1.22% 1.21% 1.22% 1.18%
Expenses net of waiver and payments by
affiliates .......................... 1.26% 1.21% 1.20% 1.19% 1.21% 1.16%
Net investment income ............... 5.47% 4.81% 3.48% 3.87% 4.26% 3.79%
Supplemental data
Net assets , end of period (000’s) ........ $78,838 $76,614 $100,333 $111,601 $137,543 $170,554
Portfolio turnover rate ................ 16.22% 30.80% 104.28% 16.01% 28.44% 60.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.45 $7.72 $7.85 $8.80 $9.75 $10.64
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.39 0.31 0.37 0.45 0.45
Net realized and unrealized gains (losses) 0.69 (1.26) (0.11) (0.88) (0.89) (0.85)
Total from investment operations ........ 0.90 (0.87) 0.20 (0.51) (0.44) (0.40)
Less distributions from:
Net investment income .............. (0.22) (0.15) — — — (0.01)
Tax return of capital ................ — (0.25) (0.33) (0.44) (0.51) (0.48)
Total distributions ................... (0.22) (0.40) (0.33) (0.44) (0.51) (0.49)
Net asset value, end of period .......... $7.13 $6.45 $7.72 $7.85 $8.80 $9.75
Total return
c
....................... 14.11% (11.54)% 2.72% (5.79)% (4.59)% (3.79)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.64% 0.61% 0.60% 0.58% 0.63% 0.58%
Expenses net of waiver and payments by
affiliates .......................... 0.58% 0.56% 0.56% 0.52% 0.58% 0.54%
Net investment income ............... 6.15% 5.46% 4.09% 4.56% 4.85% 4.42%
Supplemental data
Net assets , end of period (000’s) ........ $416,313 $417,858 $551,986 $688,345 $944,502 $2,273,175
Portfolio turnover rate ................ 16.22% 30.80% 104.28% 16.01% 28.44% 60.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.45 $7.73 $7.85 $8.80 $9.75 $10.64
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.38 0.30 0.36 0.44 0.43
Net realized and unrealized gains (losses) 0.70 (1.27) (0.10) (0.88) (0.89) (0.84)
Total from investment operations ........ 0.90 (0.89) 0.20 (0.52) (0.45) (0.41)
Less distributions from:
Net investment income .............. (0.21) (0.15) — — — (0.01)
Tax return of capital ................ — (0.24) (0.32) (0.43) (0.50) (0.47)
Total distributions ................... (0.21) (0.39) (0.32) (0.43) (0.50) (0.48)
Net asset value, end of period .......... $7.14 $6.45 $7.73 $7.85 $8.80 $9.75
Total return
c
....................... 14.17% (11.79)% 2.71% (5.95)% (4.74)% (3.92)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.80% 0.74% 0.72% 0.72% 0.72% 0.69%
Expenses net of waiver and payments by
affiliates .......................... 0.76% 0.71% 0.70% 0.69% 0.71% 0.66%
Net investment income ............... 5.97% 5.28% 3.96% 4.41% 4.74% 4.31%
Supplemental data
Net assets , end of period (000’s) ........ $1,054,707 $953,070 $1,743,989 $2,284,522 $3,641,639 $7,050,610
Portfolio turnover rate ................ 16.22% 30.80% 104.28% 16.01% 28.44% 60.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2025
Templeton Global Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 79.2%
Australia 10.6%
New South Wales Treasury Corp. ,
Senior Bond, 2%, 3/08/33 ........ 112,969,000 AUD $ 62,449,255
a
Senior Bond, Reg S, 1.75%, 3/20/34 94,524,000 AUD 49,179,017
a
Queensland Treasury Corp., Senior
Bond, 144A, Reg S, 1.75%, 7/20/34 . 218,298,000 AUD 111,514,540
Treasury Corp. of Victoria ,
Senior Bond, 2.25%, 11/20/34 ..... 44,262,000 AUD 23,465,049
Senior Bond, 2%, 11/20/37 ........ 189,652,000 AUD 87,969,013
334,576,874
Brazil 10.4%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 82,042,000 BRL 14,334,697
10%, 1/01/31 .................. 909,614,000 BRL 145,723,766
10%, 1/01/33 .................. 361,526,000 BRL 55,931,459
F, 10%, 1/01/29 ................ 670,034,000 BRL 112,812,495
328,802,417
Colombia 6.6%
Colombia Titulos de Tesoreria ,
B, 7.75%, 9/18/30 .............. 146,198,800,000 COP 30,967,865
B, 7%, 3/26/31 ................. 110,158,200,000 COP 21,886,169
B, 7%, 6/30/32 ................. 107,691,000,000 COP 20,253,111
B, 13.25%, 2/09/33 ............. 248,870,000,000 COP 63,881,197
B, 7.25%, 10/18/34 ............. 148,699,000,000 COP 26,651,113
B, 6.25%, 7/09/36 .............. 41,872,000,000 COP 6,635,888
B, 9.25%, 5/28/42 .............. 206,416,000,000 COP 38,837,367
209,112,710
Egypt 2.4%
a
Egypt Government Bond ,
Senior Bond, 144A, 8.5%, 1/31/47 .. 40,381,000 32,818,612
Senior Bond, 144A, 8.7% , 3/01/49 .. 12,110,000 9,947,240
Senior Bond, 144A, 8.875%, 5/29/50 26,683,000 22,258,780
Senior Bond, 144A, 8.75%, 9/30/51 . 11,130,000 9,147,675
74,172,307
Ghana 1.9%
b
Ghana Government Bond ,
PIK, 8.5%, 2/15/28 .............. 111,267,004 GHS 8,206,726
PIK, 8.65%, 2/13/29 ............. 40,524,951 GHS 2,767,221
PIK, 8.8%, 2/12/30 .............. 140,437,055 GHS 9,019,742
PIK, 8.95%, 2/11/31 ............. 2,996,856 GHS 181,188
PIK, 9.1%, 2/10/32 .............. 128,942,480 GHS 7,448,983
PIK, 9.25%, 2/08/33 ............. 96,971,969 GHS 5,395,531
PIK, 9.4%, 2/07/34 .............. 125,070,051 GHS 6,686,503
PIK, 9.55%, 2/06/35 ............. 82,592,814 GHS 4,319,936
PIK, 9.7%, 2/05/36 .............. 120,897,172 GHS 6,226,504
PIK, 9.85%, 2/03/37 ............. 68,623,654 GHS 3,499,170
PIK, 10%, 2/02/38 .............. 99,422,012 GHS 5,041,353
58,792,857

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Greece 1.5%
a
Greece Government Bond ,
Senior Bond, 144A, Reg S, 4.25%,
6/15/33 ...................... 17,701,000 EUR $ 22,618,182
Senior Bond, 144A, Reg S, 3.375%,
6/15/34 ...................... 20,003,000 EUR 23,956,315
46,574,497
India 8.9%
India Government Bond ,
7.26%, 1/14/29 ................ 3,514,100,000 INR 42,800,257
Senior Bond, 7.26%, 8/22/32 ...... 12,972,780,000 INR 159,566,499
Senior Bond, 7.18%, 8/14/33 ...... 4,011,300,000 INR 48,998,853
Senior Bond, 7.1%, 4/08/34 ....... 456,210,000 INR 5,557,825
Senior Bond, 6.79%, 10/07/34 ..... 1,097,100,000 INR 13,184,851
Senior Note, 7.1%, 4/18/29 ....... 917,600,000 INR 11,089,832
281,198,117
Malaysia 8.8%
Malaysia Government Bond ,
3.9%, 11/30/26 ................. 170,024,000 MYR 40,859,945
3.892%, 3/15/27 ................ 19,290,000 MYR 4,644,290
3.502%, 5/31/27 ................ 30,640,000 MYR 7,337,565
3.899%, 11/16/27 ............... 691,620,000 MYR 167,154,143
4.498%, 4/15/30 ................ 97,744,000 MYR 24,470,338
3.582%, 7/15/32 ................ 134,410,000 MYR 32,298,183
276,764,464
Mexico 4.6%
Mexican Bonos Desarr Fixed Rate ,
M, 8.5%, 3/01/29 ............... 852,180,000 MXN 45,321,422
M, 8.5%, 2/28/30 ............... 463,100,000 MXN 24,530,522
M, 7.75%, 5/29/31 .............. 395,730,000 MXN 20,108,852
M, Senior Bond, 8.5%, 5/31/29 ..... 1,038,316,100 MXN 55,183,548
145,144,344
Norway 4.2%
a
Norway Government Bond ,
Senior Bond, 144A, Reg S, 1.5%,
2/19/26 ...................... 1,296,938,000 NOK 126,802,537
Senior Bond, 144A, Reg S, 1.75%,
2/17/27 ...................... 68,460,000 NOK 6,605,527
133,408,064
Panama 4.5%
Panama Government Bond ,
Senior Bond, 2.252%, 9/29/32 ..... 22,130,000 16,945,391
Senior Bond, 3.298%, 1/19/33 ..... 2,130,000 1,742,525
Senior Bond, 6.4%, 2/14/35 ....... 71,380,000 69,669,353
Senior Bond, 6.875%, 1/31/36 ..... 2,790,000 2,780,944
Senior Bond, 8%, 3/01/38 ........ 45,980,000 49,385,850
140,524,063
Serbia 0.5%
Serbia Treasury Bonds, 4.5%, 8/20/32 . 1,617,620,000 RSD 15,840,280

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Africa 6.3%
South Africa Government Bond ,
Senior Bond, 8.875%, 2/28/35 ..... 776,200,000 ZAR $ 41,047,362
Senior Bond, 8.5%, 1/31/37 ....... 1,241,135,000 ZAR 61,115,478
Senior Bond, 9%, 1/31/40 ........ 1,348,700,000 ZAR 65,965,833
Senior Bond, 8.75%, 1/31/44 ...... 659,639,000 ZAR 30,312,592
198,441,265
Spain 4.4%
a
Spain Government Bond ,
Senior Bond, 144A, Reg S, 3.55%,
10/31/33 ..................... 53,058,000 EUR 65,070,876
Senior Bond, 144A, Reg S, 3.15%,
4/30/35 ...................... 63,830,000 EUR 75,087,608
140,158,484
Supranational 0.3%
c
International Bank for Reconstruction
& Development, Senior Note, 6.89%,
2/06/30 ...................... 789,000,000 INR 9,310,341
Uruguay 3.3%
d
Uruguay Government Bond, Index
Linked, Senior Bond, 3.875%, 7/02/40 3,935,595,026 UYU 104,748,302
Total Foreign Government and Agency Securities (Cost $2,502,184,402) ...........
2,497,569,386
U.S. Government and Agency Securities 3.3%
United States 3.3%
U.S. Treasury Notes ,
3.5%, 2/15/33 ................. 53,358,000 51,452,953
4.25%, 11/15/34 ................ 53,461,600 53,653,728
105,106,681
Total U.S. Government and Agency Securities (Cost $106,040,220) ................
105,106,681
Total Long Term Investments (Cost $2,608,224,622) .............................
2,602,676,067
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.4%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY,
Counterparty MSCO, October Strike
Price 154.35 JPY, Expires 10/03/25 . 1 800,932,000 1,039,462
1,039,462
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY,
Counterparty MSCO, September
Strike Price 128.00 JPY, Expires
9/11/25 ...................... 1 165,839,000 169,915

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/JPY,
Counterparty MSCO, October Strike
Price 137.50 JPY , Expires 10/03/25 . 1 337,232,000 $ 3,063,526
Foreign Exchange USD/JPY,
Counterparty MSCO, September
Strike Price 140.25 JPY, Expires
9/08/25 ...................... 1 706,239,000 7,706,709
10,940,150
Total Options Purchased (Cost $22,077,529) ....................................
11,979,612
Short Term Investments 16.1%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 16.1%
United States 16.1%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ......... 508,686,162 508,686,162
Total Money Market Funds (Cost $508,686,162) .................................
508,686,162
a a a a a
Total Short Term Investments (Cost $508,686,162 ) ...............................
508,686,162
a a a
Total Investments (Cost $3,138,988,313) 99.0% ..................................
$3,123,341,841
Options Written (0.2)% .......................................................
(6,857,943)
Other Assets, less Liabilities 1.2% .............................................
38,525,381
Net Assets 100.0% ...........................................................
$3,155,009,279
a a a
a
Number of
Contracts
Notional
Amount
#
g
Options Written (0.2)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY,
Counterparty MSCO, October Strike
Price 146.80 JPY, Expires 10/03/25 . 1 400,465,000 (3,424,267)
(3,424,267)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY,
Counterparty MSCO, October Strike
Price 127.90 JPY, Expires 10/03/25 . 1 337,232,000 (571,640)
Foreign Exchange USD/JPY,
Counterparty MSCO, September
Strike Price 136.20 JPY, Expires
9/08/25 ...................... 1 588,533,000 (2,862,036)
(3,433,676)
Total Options Written (Premiums received $13,666,564) ..........................
$ (6,857,943)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNDP Sell 32,168,000 33,135,935 7/15/25 $ — $ (4,790,814)
Euro ............. BOFA Sell 28,963,456 29,859,151 7/15/25 — (4,289,373)
Euro ............. BZWS Sell 33,872,544 35,053,341 7/16/25 — (4,886,088)
Euro ............. JPHQ Sell 33,876,000 35,022,364 7/16/25 — (4,921,140)
Japanese Yen ...... BNDP Buy 36,165,525,520 234,343,779 7/16/25 17,215,226 —
Japanese Yen ...... BNDP Sell 25,343,200,000 174,187,927 7/16/25 489,367 (2,582,858)
Serbian Dinar ...... DBAB Buy 896,483,143 8,655,225 7/17/25 359,715 —
Serbian Dinar ...... DBAB Buy 2,253,654,000 21,923,984 8/05/25 737,830 —
Chinese Yuan ...... DBAB Sell 590,635,954 82,532,552 8/18/25 — (293,053)
Chinese Yuan ...... CITI Sell 325,946,035 45,188,065 8/21/25 — (530,333)
Chinese Yuan ...... DBAB Sell 325,698,784 45,150,658 8/21/25 — (533,060)
Chinese Yuan ...... JPHQ Sell 259,117,222 35,924,637 8/21/25 — (420,104)
Mexican Peso ...... BNDP Buy 903,398,478 46,234,473 8/27/25 1,618,724 —
Mexican Peso ...... HSBK Buy 1,533,145,665 78,492,034 8/27/25 2,718,995 —
Japanese Yen ...... MSCO Buy 40,566,829,000 282,995,431 9/10/25 987,747 —
Mexican Peso ...... BNDP Buy 328,304,649 16,921,176 9/10/25 443,173 —
Mexican Peso ...... HSBK Buy 650,955,820 33,542,321 9/10/25 887,359 —
Serbian Dinar ...... DBAB Buy 1,097,715,000 10,130,260 9/10/25 906,879 —
Serbian Dinar ...... DBAB Buy 3,134,972,506 29,019,462 9/17/25 2,497,940 —
South Korean Won .. DBAB Buy 10,256,000,000 7,106,184 9/17/25 510,701 —
South Korean Won .. HSBK Buy 196,242,900,000 135,921,111 9/17/25 9,823,781 —
South Korean Won .. JPHQ Buy 16,182,300,000 11,130,653 9/17/25 887,553 —
Chinese Yuan ...... HSBK Sell 1,020,657,000 143,388,966 9/29/25 — (247,646)
Chinese Yuan ...... MSCO Sell 1,102,153,000 154,853,317 9/29/25 — (252,192)
Euro ............. JPHQ Sell 76,824,084 89,646,024 9/29/25 — (1,391,983)
South Korean Won .. DBAB Buy 111,114,556,000 82,258,333 9/29/25 325,005 —
Serbian Dinar ...... DBAB Buy 2,081,824,379 20,802,122 9/30/25 122,976 —
Japanese Yen ...... MSCO Buy 42,975,408,800 301,427,687 10/07/25 771,079 (455,829)
Euro ............. MSCO Sell 41,397,613 499,500,000 NOK 10/10/25 495,556 —
Chinese Yuan ...... CITI Sell 324,329,313 45,615,937 11/17/25 — (184,652)
Chinese Yuan ...... HSBK Sell 547,251,250 77,162,411 12/17/25 — (280,657)
Total Forward Exchange Contracts ................................................... $41,799,606 $(26,059,782)
Net unrealized appreciation (depreciation) ............................................ $15,739,824
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $555,006,909, representing 17.6% of net assets.
b
Income may be received in additional securities and/or cash.
c
A supranational organization is an entity formed by two or more central governments through international treaties.
d
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(g).
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(d) regarding written options.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 169,510,000 $ (3,641,250) $ — $ (3,641,250)
Total Interest Rate Swap Contracts ................................. $(3,641,250) $ — $(3,641,250)
*
In U.S. dollars unless otherwise indicated.
See Note  9  regarding other derivative information.
See Abbreviations on page 78 .

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.20 $7.15 $7.16 $8.77 $9.98 $11.02
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.48 0.40 0.46 0.63 0.43
Net realized and unrealized gains (losses) 0.67 (0.94) —
c
(1.55) (1.14) (1.01)
Total from investment operations ........ 0.90 (0.46) 0.40 (1.09) (0.51) (0.58)
Less distributions from:
Net investment income .............. (0.25) (0.21) — — — (0.02)
Tax return of capital ................ — (0.28) (0.41) (0.52) (0.70) (0.44)
Total distributions ................... (0.25) (0.49) (0.41) (0.52) (0.70) (0.46)
Net asset value, end of period .......... $6.85 $6.20 $7.15 $7.16 $8.77 $9.98
Total return
d
....................... 14.72% (6.74)% 5.88% (12.53)% (5.39)% (5.32)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.20% 1.22% 1.16% 1.16% 1.17% 1.08%
Expenses net of waiver and payments by
affiliates .......................... 1.16% 1.20% 1.14% 1.14% 1.16% 1.06%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.16% 1.20% 1.07% 1.14%
f
1.16%
f
1.04%
Net investment income ............... 7.29% 7.08% 5.65% 5.99% 6.67% 4.19%
Supplemental data
Net assets, end of period (000’s) ........ $116,044 $113,102 $163,440 $200,854 $299,056 $482,575
Portfolio turnover rate ................ 23.04% 29.14% 76.60% 35.05% 23.94% 60.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.20 $7.15 $7.15 $8.76 $9.96 $11.01
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.45 0.37 0.44 0.59 0.39
Net realized and unrealized gains (losses) 0.65 (0.94) 0.01 (1.56) (1.14) (1.02)
Total from investment operations ........ 0.87 (0.49) 0.38 (1.12) (0.55) (0.63)
Less distributions from:
Net investment income .............. (0.23) (0.20) — — — (0.01)
Tax return of capital ................ — (0.26) (0.38) (0.49) (0.65) (0.41)
Total distributions ................... (0.23) (0.46) (0.38) (0.49) (0.65) (0.42)
Net asset value, end of period .......... $6.84 $6.20 $7.15 $7.15 $8.76 $9.96
Total return
c
....................... 14.50% (7.27)% 5.60% (12.92)% (5.72)% (5.80)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.60% 1.62% 1.57% 1.57% 1.56% 1.48%
Expenses net of waiver and payments by
affiliates .......................... 1.56% 1.61% 1.54% 1.54% 1.56%
e
1.46%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.56% 1.61% 1.47% 1.54%
f
1.56%
f
1.44%
Net investment income ............... 6.89% 6.65% 5.23% 5.63% 6.21% 3.79%
Supplemental data
Net assets, end of period (000’s) ........ $7,525 $7,988 $13,725 $19,873 $40,591 $113,438
Portfolio turnover rate ................ 23.04% 29.14% 76.60% 35.05% 23.94% 60.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.21 $7.16 $7.17 $8.78 $9.98 $11.03
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.47 0.38 0.44 0.61 0.40
Net realized and unrealized gains (losses) 0.66 (0.95) —
c
(1.55) (1.14) (1.02)
Total from investment operations ........ 0.89 (0.48) 0.38 (1.11) (0.53) (0.62)
Less distributions from:
Net investment income .............. (0.24) (0.20) — — — (0.02)
Tax return of capital ................ — (0.27) (0.39) (0.50) (0.67) (0.41)
Total distributions ................... (0.24) (0.47) (0.39) (0.50) (0.67) (0.43)
Net asset value, end of period .......... $6.86 $6.21 $7.16 $7.17 $8.78 $9.98
Total return
d
....................... 14.52% (6.97)% 5.61% (12.74)% (5.54)% (5.65)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.45% 1.48% 1.41% 1.41% 1.42% 1.32%
Expenses net of waiver and payments by
affiliates .......................... 1.42% 1.46% 1.39% 1.38% 1.41% 1.30%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.42% 1.46% 1.32% 1.38%
f
1.41%
f
1.28%
Net investment income ............... 7.04% 6.81% 5.41% 5.72% 6.44% 3.89%
Supplemental data
Net assets, end of period (000’s) ........ $1,642 $1,776 $2,789 $3,322 $4,823 $7,741
Portfolio turnover rate ................ 23.04% 29.14% 76.60% 35.05% 23.94% 60.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.20 $7.15 $7.16 $8.78 $9.98 $11.03
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.51 0.43 0.51 0.66 0.47
Net realized and unrealized gains (losses) 0.66 (0.94) —
c
(1.58) (1.13) (1.02)
Total from investment operations ........ 0.91 (0.43) 0.43 (1.07) (0.47) (0.55)
Less distributions from:
Net investment income .............. (0.26) (0.23) — — — (0.02)
Tax return of capital ................ — (0.29) (0.44) (0.55) (0.73) (0.48)
Total distributions ................... (0.26) (0.52) (0.44) (0.55) (0.73) (0.50)
Net asset value, end of period .......... $6.85 $6.20 $7.15 $7.16 $8.78 $9.98
Total return
d
....................... 14.96% (6.38)% 6.31% (12.27)% (4.91)% (5.05)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.83% 0.89% 0.79% 0.85% 0.79% 0.71%
Expenses net of waiver and payments by
affiliates .......................... 0.72% 0.83% 0.74% 0.80% 0.77% 0.69%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.72% 0.83% 0.67% 0.80%
f
0.77%
f
0.67%
Net investment income ............... 7.72% 7.37% 6.05% 6.47% 7.01% 4.57%
Supplemental data
Net assets, end of period (000’s) ........ $13,527 $13,307 $31,027 $47,859 $170,830 $294,519
Portfolio turnover rate ................ 23.04% 29.14% 76.60% 35.05% 23.94% 60.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.22 $7.17 $7.18 $8.79 $10.00 $11.04
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.50 0.41 0.49 0.65 0.46
Net realized and unrealized gains (losses) 0.65 (0.94) 0.01 (1.56) (1.14) (1.02)
Total from investment operations ........ 0.89 (0.44) 0.42 (1.07) (0.49) (0.56)
Less distributions from:
Net investment income .............. (0.25) (0.22) — — — (0.02)
Tax return of capital ................ — (0.29) (0.43) (0.54) (0.72) (0.46)
Total distributions ................... (0.25) (0.51) (0.43) (0.54) (0.72) (0.48)
Net asset value, end of period .......... $6.86 $6.22 $7.17 $7.18 $8.79 $10.00
Total return
c
....................... 14.64% (6.48)% 6.13% (12.28)% (5.14)% (5.07)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.95% 0.97% 0.92% 0.92% 0.92% 0.83%
Expenses net of waiver and payments by
affiliates .......................... 0.92% 0.96% 0.90% 0.89% 0.91% 0.81%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.92% 0.96% 0.81% 0.89%
e
0.91%
e
0.78%
Net investment income ............... 7.53% 7.30% 5.84% 6.31% 6.84% 4.48%
Supplemental data
Net assets, end of period (000’s) ........ $77,066 $65,619 $120,166 $203,568 $424,413 $1,104,754
Portfolio turnover rate ................ 23.04% 29.14% 76.60% 35.05% 23.94% 60.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2025
Templeton Global Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 50,014,925 —
—
Total Common Stocks (Cost $1,645,359) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, 3%,
12/31/22 ..................... Broadline Retail 37,627,701 —
Senior Secured Note, 144A, 8%,
12/31/22 ..................... Broadline Retail 14,528,882 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 19,186,470 —
—
Total Corporate Bonds (Cost $46,940,535) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 74.9%
Brazil 8.7%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/31 .................. 31,491,000 BRL 5,044,983
10%, 1/01/33 .................. 37,316,000 BRL 5,773,135
F, 10%, 1/01/29 ................ 47,827,000 BRL 8,052,551
18,870,669
Colombia 3.2%
Colombia Titulos de Tesoreria ,
B, 7%, 3/26/31 ................. 1,771,400,000 COP 351,941
B, 6.25%, 7/09/36 .............. 12,066,100,000 COP 1,912,239
B, 9.25%, 5/28/42 .............. 24,606,100,000 COP 4,629,661
6,893,841
Dominican Republic 3.3%
e
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 2,370,000 2,049,102
Senior Bond, 144A, 6.4%, 6/05/49 .. 580,000 544,243
Senior Bond, 144A, 5.875%, 1/30/60 5,340,000 4,495,479
7,088,824
Ecuador 3.2%
e
Ecuador Government Bond, Senior
Bond, 144A, 5.5%, 7/31/35 ........ 9,536,000 6,944,498
Egypt 3.1%
Egypt Government Bond ,
25.151%, 4/16/27 ............... 199,700,000 EGP 4,072,982
e
Senior Bond, 144A, 8.75%, 9/30/51 . 1,080,000 887,645
e
Senior Bond, 144A, 7.5%, 2/16/61 .. 2,370,000 1,728,314
6,688,941

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana 2.4%
f
Ghana Government Bond ,
PIK, 8.5%, 2/15/28 .............. 2,775,768 GHS $ 204,732
PIK, 8.8%, 2/12/30 .............. 12,676,911 GHS 814,190
PIK, 9.1%, 2/10/32 .............. 17,848,991 GHS 1,031,133
PIK, 9.25%, 2/08/33 ............. 7,292,683 GHS 405,766
PIK, 9.4%, 2/07/34 .............. 14,491,093 GHS 774,724
PIK, 9.55%, 2/06/35 ............. 5,708,986 GHS 298,603
PIK, 9.7%, 2/05/36 .............. 13,786,855 GHS 710,057
PIK, 9.85%, 2/03/37 ............. 7,825,754 GHS 399,041
PIK, 10%, 2/02/38 .............. 11,336,199 GHS 574,820
5,213,066
Greece 1.2%
e
Greece Government Bond ,
Senior Bond, 144A, Reg S, 4.25%,
6/15/33 ...................... 968,000 EUR 1,236,902
Senior Bond, 144A, Reg S, 3.375%,
6/15/34 ...................... 1,095,000 EUR 1,311,411
2,548,313
India 9.7%
India Government Bond ,
Senior Bond, 7.26%, 8/22/32 ...... 1,047,450,000 INR 12,883,740
Senior Bond, 7.18%, 8/14/33 ...... 311,900,000 INR 3,809,923
Senior Bond, 7.1%, 4/08/34 ....... 106,150,000 INR 1,293,183
Senior Bond, 6.79%, 10/07/34 ..... 245,100,000 INR 2,945,590
20,932,436
Kazakhstan 4.1%
Kazakhstan MEOKAM, 15.35%,
11/18/27 ..................... 50,500,000 KZT 94,165
Kazakhstan MEUKAM ,
9%, 7/03/27 ................... 473,600,000 KZT 793,593
15.3%, 3/03/29 ................ 252,400,000 KZT 475,268
10.55%, 7/28/29 ................ 315,300,000 KZT 516,185
11%, 2/04/30 .................. 41,000,000 KZT 67,571
12%, 3/07/30 .................. 983,370,000 KZT 1,682,256
12%, 2/22/31 .................. 844,030,000 KZT 1,440,394
10.3%, 3/17/31 ................ 224,900,000 KZT 358,347
14%, 5/12/31 .................. 60,600,000 KZT 112,193
Senior Bond, 5%, 4/18/28 ........ 494,200,000 KZT 719,587
Senior Bond, 5.5%, 9/20/28 ....... 724,300,000 KZT 1,038,786
Senior Bond, 7.68%, 8/13/29 ...... 1,052,000,000 KZT 1,556,921
8,855,266
Malaysia 10.4%
Malaysia Government Bond ,
3.955%, 9/15/25 ................ 872,000 MYR 207,480
3.502%, 5/31/27 ................ 4,190,000 MYR 1,003,407
3.899%, 11/16/27 ............... 77,940,000 MYR 18,836,925
3.885%, 8/15/29 ................ 9,526,000 MYR 2,315,392
22,363,204

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico 4.1%
Mexican Bonos Desarr Fixed Rate ,
M, 8.5%, 3/01/29 ............... 44,140,000 MXN $ 2,347,494
M, 8.5%, 2/28/30 ............... 36,640,000 MXN 1,940,830
M, 7.75%, 5/29/31 .............. 33,600,000 MXN 1,707,370
M, Senior Bond, 8.5%, 5/31/29 ..... 54,620,000 MXN 2,902,898
8,898,592
Norway 4.5%
e
Norway Government Bond ,
Senior Bond, 144A, Reg S, 1.5%,
2/19/26 ...................... 75,260,000 NOK 7,358,223
Senior Bond, 144A, Reg S, 1.75%,
2/17/27 ...................... 23,754,000 NOK 2,291,961
9,650,184
Panama 3.1%
Panama Government Bond ,
Senior Bond, 6.4%, 2/14/35 ....... 1,110,000 1,083,398
Senior Bond, 6.7%, 1/26/36 ....... 4,850,000 4,834,902
Senior Bond, 6.875%, 1/31/36 ..... 665,000 662,842
6,581,142
South Africa 6.3%
South Africa Government Bond ,
Senior Bond, 8.875%, 2/28/35 ..... 35,410,000 ZAR 1,872,568
Senior Bond, 8.5%, 1/31/37 ....... 82,266,000 ZAR 4,050,910
Senior Bond, 9%, 1/31/40 ........ 109,760,000 ZAR 5,368,436
Senior Bond, 8.75%, 1/31/44 ...... 47,576,700 ZAR 2,186,306
13,478,220
Spain 3.5%
e
Spain Government Bond ,
Senior Bond, 144A, Reg S, 3.55%,
10/31/33 ..................... 3,169,000 EUR 3,886,494
Senior Bond, 144A, Reg S, 3.15%,
4/30/35 ...................... 3,200,000 EUR 3,764,380
7,650,874
Supranational 4.1%
g
Asian Development Bank, Senior Note,
10.1%, 1/23/26 ................ 27,861,000,000 COP 6,826,380
e,g,h
European Investment Bank, Senior
Note, 144A, 6.5%, 5/02/32 ........ 183,000,000 INR 2,113,537
8,939,917
Total Foreign Government and Agency Securities (Cost $161,583,404) ............
161,597,987
U.S. Government and Agency Securities 2.4%
United States 2.4%
U.S. Treasury Bonds, 3.375%, 8/15/42 6,120,000 5,138,648
Total U.S. Government and Agency Securities (Cost $5,553,514) ..................
5,138,648

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 $ 32,286
Total Escrows and Litigation Trusts (Cost $–) ...................................
32,286
Total Long Term Investments (Cost $215,722,812) ...............................
166,768,921
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.4%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY,
Counterparty MSCO, October Strike
Price 154.35 JPY, Expires 10/03/25 . 1 52,415,000 68,025
68,025
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY,
Counterparty MSCO, September
Strike Price 128.00 JPY, Expires
9/11/25 ...................... 1 10,853,000 11,120
Foreign Exchange USD/JPY,
Counterparty MSCO, October Strike
Price 137.50 JPY, Expires 10/03/25 . 1 22,070,000 200,491
Foreign Exchange USD/JPY,
Counterparty MSCO, September
Strike Price 140.25 JPY, Expires
9/08/25 ...................... 1 46,222,000 504,389
716,000
Total Options Purchased (Cost $1,444,877) .....................................
784,025
Short Term Investments 18.6%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 2.4%
Egypt 2.4%
i
Egypt Treasury Bills ,
27.41%, 9/09/25 ................ 108,225,000 EGP 2,070,068
27.49%, 9/23/25 ................ 18,000,000 EGP 340,783
27.16%, 12/16/25 ............... 35,050,000 EGP 626,744
26.44%, 3/10/26 ................ 59,850,000 EGP 1,017,578
26.3%, 3/24/26 ................ 61,500,000 EGP 1,037,546
5,092,719
Total Foreign Government and Agency Securities (Cost $5,039,304) ...............
5,092,719

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 16.2%
United States 16.2%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ......... 34,979,492 $ 34,979,492
Total Money Market Funds (Cost $34,979,492) ..................................
34,979,492
a a a a a
Total Short Term Investments (Cost $40,018,796 ) ................................
40,072,211
a a a
Total Investments (Cost $257,186,485) 96.3% ...................................
$207,625,157
Options Written (0.2)% .......................................................
(448,813)
Other Assets, less Liabilities 3.9% .............................................
8,627,759
Net Assets 100.0% ...........................................................
$215,804,103
a a a
a
Number of
Contracts
Notional
Amount
#
l
Options Written (0.2)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY,
Counterparty MSCO, October Strike
Price 146.80 JPY, Expires 10/03/25 . 1 26,207,000 (224,089)
(224,089)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY,
Counterparty MSCO, October Strike
Price 127.90 JPY, Expires 10/03/25 . 1 22,070,000 (37,411)
Foreign Exchange USD/JPY,
Counterparty MSCO, September
Strike Price 136.20 JPY, Expires
9/08/25 ...................... 1 38,518,000 (187,313)
(224,724)
Total Options Written (Premiums received $894,391) ............................
$ (448,813)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $38,612,189, representing 17.9% of net assets.
f
Income may be received in additional securities and/or cash.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
The rate shown represents the yield at period end.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
See Note 1(d) regarding written options.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNDP Sell 791,000 814,801 7/15/25 $ — $ (117,804)
Euro ............. BOFA Sell 712,467 734,500 7/15/25 — (105,514)
Euro ............. BZWS Sell 833,533 862,590 7/16/25 — (120,237)
Euro ............. JPHQ Sell 833,000 861,189 7/16/25 — (121,009)
Japanese Yen ...... BNDP Buy 706,082,800 4,575,244 7/16/25 336,104 —
Japanese Yen ...... BNDP Sell 706,082,800 4,837,376 7/16/25 — (73,972)
Japanese Yen ...... DBAB Buy 459,924,060 3,001,406 7/17/25 198,125 —
Japanese Yen ...... DBAB Sell 459,924,060 3,203,279 7/17/25 25,503 (21,754)
Brazilian Real ...... JPHQ Buy 17,958,719 3,094,357 8/04/25 183,124 —
Japanese Yen ...... MSCO Buy 722,966,000 4,838,515 8/13/25 207,041 —
Japanese Yen ...... MSCO Sell 547,476,000 3,875,103 8/13/25 54,286 —
Chinese Yuan ...... DBAB Sell 41,005,749 5,729,941 8/18/25 — (20,346)
Chinese Yuan ...... JPHQ Sell 83,550,000 11,675,680 8/18/25 — (40,639)
Chinese Yuan ...... CITI Sell 22,629,271 3,137,246 8/21/25 — (36,819)
Chinese Yuan ...... DBAB Sell 47,243,542 6,549,232 8/21/25 — (77,322)
Chinese Yuan ...... JPHQ Sell 62,318,150 8,639,939 8/21/25 — (101,036)
Australian Dollar .... JPHQ Buy 26,966,000 17,245,485 8/25/25 522,369 —
Mexican Peso ...... BNDP Buy 59,812,208 3,061,092 8/27/25 107,172 —
Mexican Peso ...... HSBK Buy 125,270,542 6,413,441 8/27/25 222,164 —
Japanese Yen ...... MSCO Buy 2,206,431,000 15,392,130 9/10/25 53,724 —
Mexican Peso ...... BNDP Buy 21,736,436 1,120,319 9/10/25 29,342 —
Mexican Peso ...... HSBK Buy 73,593,000 3,792,085 9/10/25 100,319 —
South Korean Won .. DBAB Buy 28,961,490,000 20,066,856 9/17/25 1,442,147 —
Australian Dollar .... DBAB Buy 2,173,000 1,369,762 9/22/25 62,879 —
Australian Dollar .... MSCO Buy 5,930,000 3,874,128 9/22/25 35,470 —
Euro ............. JPHQ Sell 5,651,604 6,594,857 9/29/25 — (102,402)
Japanese Yen ...... MSCO Buy 2,405,284,000 16,856,290 10/07/25 50,461 (18,548)
Chinese Yuan ...... DBAB Sell 44,370,000 6,167,554 10/09/25 — (81,111)
Norwegian Krone ... MSCO Buy 9,256,000 848,450 10/10/25 70,412 —
Euro ............. DBAB Sell 719,232 8,520,000 NOK 11/12/25 — (8,750)
Chinese Yuan ...... CITI Sell 22,517,028 3,166,952 11/17/25 — (12,820)
Chinese Yuan ...... HSBK Sell 7,593,703 1,070,712 12/17/25 — (3,894)
Total Forward Exchange Contracts ................................................... $3,700,642 $(1,063,977)
Net unrealized appreciation (depreciation) ............................................ $2,636,665
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( d ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.38% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 15,347,053 BRL $ (136,812) $ — $ (136,812)
Receive Fixed 14.768% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 259,524 BRL 544 — 544
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 4,920,000 (105,687) — (105,687)
Total Interest Rate Swap Contracts ................................. $(241,955) $ — $(241,955)
*
In U.S. dollars unless otherwise indicated.
See Note  9  regarding other derivative information.
See Abbreviations on page 78 .

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.00 $7.22 $7.33 $8.17 $9.01 $9.77
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.38 0.28 0.28 0.23 0.20
Net realized and unrealized gains (losses) 0.64 (1.20) (0.10) (0.76) (0.82) (0.75)
Total from investment operations ........ 0.84 (0.82) 0.18 (0.48) (0.59) (0.55)
Less distributions from:
Net investment income .............. (0.21) (0.18) — — — (—)
c
Tax return of capital ................ — (0.22) (0.29) (0.36) (0.25) (0.21)
Total distributions ................... (0.21) (0.40) (0.29) (0.36) (0.25) (0.21)
Net asset value, end of period .......... $6.63 $6.00 $7.22 $7.33 $8.17 $9.01
Total return
d
....................... 14.10% (11.70)% 2.80% (5.90)% (6.65)% (5.66)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 2.15% 2.29% 1.65% 1.73% 1.37% 1.21%
Expenses net of waiver and payments by
affiliates .......................... 0.99% 0.99% 0.84% 1.04% 0.99% 1.00%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.99% 0.99% 0.81% 1.04%
f
0.99%
f
0.99%
Net investment income ............... 6.53% 5.76% 3.91% 3.64% 2.69% 2.12%
Supplemental data
Net assets, end of period (000’s) ........ $10,340 $9,669 $11,678 $13,703 $17,129 $22,455
Portfolio turnover rate ................ 18.08% 38.96% 90.98% 9.13% 60.68% 86.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.02 $7.24 $7.35 $8.19 $9.02 $9.78
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.35 0.25 0.25 0.19 0.16
Net realized and unrealized gains (losses) 0.64 (1.20) (0.10) (0.76) (0.81) (0.75)
Total from investment operations ........ 0.83 (0.85) 0.15 (0.51) (0.62) (0.59)
Less distributions from:
Net investment income .............. (0.20) (0.17) — — — (—)
c
Tax return of capital ................ — (0.20) (0.26) (0.33) (0.21) (0.17)
Total distributions ................... (0.20) (0.37) (0.26) (0.33) (0.21) (0.17)
Net asset value, end of period .......... $6.65 $6.02 $7.24 $7.35 $8.19 $9.02
Total return
d
....................... 13.82% (12.04)% 2.37% (6.30)% (6.96)% (6.03)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 2.55% 2.65% 2.05% 2.16% 1.71% 1.61%
Expenses net of waiver and payments by
affiliates .......................... 1.39% 1.39% 1.24% 1.43% 1.39% 1.40%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.39% 1.39% 1.21% 1.43%
f
1.39%
f
1.39%
Net investment income ............... 6.13% 5.28% 3.49% 3.28% 2.22% 1.70%
Supplemental data
Net assets, end of period (000’s) ........ $491 $433 $662 $842 $1,365 $3,541
Portfolio turnover rate ................ 18.08% 38.96% 90.98% 9.13% 60.68% 86.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.00 $7.22 $7.33 $8.17 $9.01 $9.76
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.37 0.25 0.25 0.21 0.17
Net realized and unrealized gains (losses) 0.64 (1.21) (0.08) (0.75) (0.82) (0.73)
Total from investment operations ........ 0.84 (0.84) 0.17 (0.50) (0.61) (0.56)
Less distributions from:
Net investment income .............. (0.21) (0.17) — — — (—)
c
Tax return of capital ................ — (0.21) (0.28) (0.34) (0.23) (0.19)
Total distributions ................... (0.21) (0.38) (0.28) (0.34) (0.23) (0.19)
Net asset value, end of period .......... $6.63 $6.00 $7.22 $7.33 $8.17 $9.01
Total return
d
....................... 13.98% (11.93)% 2.41% (6.12)% (6.90)% (5.83)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 2.41% 2.58% 1.87% 1.94% 1.63% 1.46%
Expenses net of waiver and payments by
affiliates .......................... 1.24% 1.24% 1.09% 1.29% 1.24% 1.25%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.24% 1.24% 1.06% 1.29%
f
1.24%
f
1.24%
Net investment income ............... 6.28% 5.59% 3.53% 3.35% 2.41% 1.82%
Supplemental data
Net assets, end of period (000’s) ........ $71 $58 $52 $117 $107 $138
Portfolio turnover rate ................ 18.08% 38.96% 90.98% 9.13% 60.68% 86.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.98 $7.20 $7.32 $8.17 $9.01 $9.77
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.41 0.29 0.31 0.22 0.19
Net realized and unrealized gains (losses) 0.64 (1.20) (0.08) (0.77) (0.78) (0.70)
Total from investment operations ........ 0.86 (0.79) 0.21 (0.46) (0.56) (0.51)
Less distributions from:
Net investment income .............. (0.23) (0.20) — — — (—)
c
Tax return of capital ................ — (0.23) (0.33) (0.39) (0.28) (0.25)
Total distributions ................... (0.23) (0.43) (0.33) (0.39) (0.28) (0.25)
Net asset value, end of period .......... $6.61 $5.98 $7.20 $7.32 $8.17 $9.01
Total return
d
....................... 14.36% (11.38)% 2.97% (5.44)% (6.29)% (5.29)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.71% 1.84% 1.49% 1.43% 0.94% 0.80%
Expenses net of waiver and payments by
affiliates .......................... 0.60% 0.60% 0.63% 0.64% 0.60% 0.61%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.60% 0.60% 0.60% 0.64%
f
0.60%
f
0.60%
Net investment income ............... 6.98% 6.11% 4.11% 4.06% 2.55% 2.14%
Supplemental data
Net assets, end of period (000’s) ........ $3,420 $3,327 $4,782 $5,809 $8,242 $47,663
Portfolio turnover rate ................ 18.08% 38.96% 90.98% 9.13% 60.68% 86.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.00 $7.23 $7.33 $8.17 $9.02 $9.78
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.40 0.29 0.30 0.25 0.21
Net realized and unrealized gains (losses) 0.64 (1.21) (0.08) (0.76) (0.83) (0.73)
Total from investment operations ........ 0.85 (0.81) 0.21 (0.46) (0.58) (0.52)
Less distributions from:
Net investment income .............. (0.22) (0.19) — — — (—)
c
Tax return of capital ................ — (0.23) (0.31) (0.38) (0.27) (0.24)
Total distributions ................... (0.22) (0.42) (0.31) (0.38) (0.27) (0.24)
Net asset value, end of period .......... $6.63 $6.00 $7.23 $7.33 $8.17 $9.02
Total return
d
....................... 14.23% (11.48)% 3.05% (5.68)% (6.52)% (5.41)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.89% 1.97% 1.40% 1.50% 0.99% 0.96%
Expenses net of waiver and payments by
affiliates .......................... 0.74% 0.74% 0.59% 0.78% 0.74% 0.75%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.74% 0.74% 0.56% 0.78%
f
0.74%
f
0.74%
Net investment income ............... 6.77% 5.87% 4.10% 3.95% 2.88% 2.30%
Supplemental data
Net assets, end of period (000’s) ........ $5,569 $5,894 $11,873 $16,520 $24,744 $284,611
Portfolio turnover rate ................ 18.08% 38.96% 90.98% 9.13% 60.68% 86.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2025
Templeton International Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 76.6%
Australia 9.6%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 815,000 AUD $ 450,532
a
Senior Bond , Reg S, 1.75% , 3/20/34 231,000 AUD 120,185
Queensland Treasury Corp. ,
Senior Bond , 2% , 8/22/33 ........ 170,000 AUD 92,135
a
Senior Bond , 144A, Reg S, 1.75% ,
7/20/34 ...................... 841,000 AUD 429,613
Treasury Corp. of Victoria ,
Senior Bond , 2.25% , 11/20/34 ..... 277,000 AUD 146,848
Senior Bond , 2% , 11/20/37 ........ 1,447,000 AUD 671,183
1,910,496
Brazil 10.9%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 4,888,000 BRL 854,050
10% , 1/01/31 .................. 3,770,000 BRL 603,969
10% , 1/01/33 .................. 1,835,000 BRL 283,892
F , 10% , 1/01/29 ................ 2,480,000 BRL 417,553
2,159,464
Colombia 6.8%
Colombia Titulos de Tesoreria ,
B , 7.5% , 8/26/26 ............... 1,389,200,000 COP 333,713
B , 6% , 4/28/28 ................. 81,000,000 COP 17,863
B , 7.75% , 9/18/30 .............. 399,000,000 COP 84,516
B , 7% , 3/26/31 ................. 142,000,000 COP 28,213
B , 7% , 6/30/32 ................. 670,000,000 COP 126,005
B , 13.25% , 2/09/33 ............. 357,000,000 COP 91,637
B , 7.25% , 10/18/34 ............. 608,000,000 COP 108,971
B , 6.25% , 7/09/36 .............. 290,000,000 COP 45,959
B , 9.25% , 5/28/42 .............. 2,694,800,000 COP 507,029
1,343,906
Egypt 2.1%
a
Egypt Government Bond ,
Senior Bond , 144A, 8.875% , 5/29/50 200,000 166,839
Senior Bond , 144A, 8.75% , 9/30/51 . 300,000 246,568
413,407
Ghana 1.7%
b
Ghana Government Bond ,
PIK, 8.35% , 2/16/27 ............. 2,148 GHS 176
PIK, 8.5% , 2/15/28 .............. 697,336 GHS 51,433
PIK, 8.65% , 2/13/29 ............. 481,425 GHS 32,874
PIK, 8.8% , 2/12/30 .............. 827,731 GHS 53,162
PIK, 8.95% , 2/11/31 ............. 35,601 GHS 2,152
PIK, 9.1% , 2/10/32 .............. 719,990 GHS 41,594
PIK, 9.25% , 2/08/33 ............. 588,719 GHS 32,756
PIK, 9.4% , 2/07/34 .............. 659,641 GHS 35,266
PIK, 9.55% , 2/06/35 ............. 440,612 GHS 23,046
PIK, 9.7% , 2/05/36 .............. 614,476 GHS 31,647
PIK, 9.85% , 2/03/37 ............. 348,589 GHS 17,775
PIK, 10% , 2/02/38 .............. 496,413 GHS 25,171
347,052

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India 4.5%
India Government Bond ,
Senior Bond , 7.26% , 8/22/32 ...... 18,000,000 INR $ 221,402
Senior Bond , 7.18% , 8/14/33 ...... 29,000,000 INR 354,241
Senior Note , 7.1% , 4/18/29 ....... 27,000,000 INR 326,314
901,957
Malaysia 5.8%
Malaysia Government Bond ,
3.899% , 11/16/27 ............... 3,040,000 MYR 734,722
3.582% , 7/15/32 ................ 1,770,000 MYR 425,324
1,160,046
Mexico 4.5%
Mexican Bonos Desarr Fixed Rate ,
M , 8.5% , 3/01/29 ............... 3,380,000 MXN 179,758
M , 8.5% , 2/28/30 ............... 1,680,000 MXN 88,990
M , 7.75% , 5/29/31 .............. 7,690,000 MXN 390,764
M , Senior Bond , 8.5% , 5/31/29 ..... 4,410,000 MXN 234,379
893,891
Norway 0.2%
a
Norway Government Bond , Senior
Bond , 144A, Reg S, 1.75% , 2/17/27 . 458,000 NOK 44,191
Panama 3.8%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 380,000 370,893
Senior Bond , 6.875% , 1/31/36 ..... 390,000 388,734
759,627
Serbia 0.5%
Serbia Treasury Bonds , 4.5% , 8/20/32 . 9,330,000 RSD 91,363
South Africa 7.1%
South Africa Government Bond ,
Senior Bond , 8.875% , 2/28/35 ..... 6,040,000 ZAR 319,410
Senior Bond , 8.5% , 1/31/37 ....... 7,558,000 ZAR 372,168
Senior Bond , 9% , 1/31/40 ........ 9,840,000 ZAR 481,281
Senior Bond , 8.75% , 1/31/44 ...... 5,120,900 ZAR 235,323
1,408,182
South Korea 4.3%
Korea Treasury Bonds , 1.875% , 6/10/26 1,163,820,000 KRW 859,019
Spain 4.3%
a
Spain Government Bond , Senior Bond ,
144A, Reg S, 3.15% , 4/30/35 ...... 720,000 EUR 846,985
Supranational 7.3%
c
Inter-American Development Bank ,
Senior Note , 7.35% , 10/06/30 ...... 5,000,000 INR 60,192
c
International Bank for Reconstruction &
Development ,
Senior Bond , 7.07% , 6/26/29 ...... 4,700,000 MXN 247,038
Senior Note , 7.05% , 7/22/29 ...... 15,000,000 INR 178,483
Senior Note , 6.5% , 4/17/30 ....... 58,000,000 INR 675,124

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Supranational (continued)
c
International Finance Corp. ,
a
Senior Bond , Reg S, 8.375% , 5/31/29 3,600,000 MXN $ 192,254
Senior Bond , 7.75% , 1/18/30 ...... 2,100,000 MXN 109,720
1,462,811
Uruguay 3.2%
d
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 23,774,664 UYU 632,777
Total Foreign Government and Agency Securities (Cost $ 15,424,735 ) ..............
15,235,174
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.4%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 154.35 JPY , Expires 10/03/25 . 1 5,418,000 7,031
7,031
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 128.00 JPY , Expires
9/11/25 ...................... 1 1,122,000 1,150
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 137.50 JPY , Expires 10/03/25 . 1 2,282,000 20,730
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 140.25 JPY , Expires
9/08/25 ...................... 1 4,780,000 52,161
74,041
Total Options Purchased (Cost $ 149,397 ) ......................................
81,072
Short Term Investments 20.5%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 7.2%
Egypt 5.9%
e
Egypt Treasury Bills ,
14 .98% , 7/08/25 ................ 10,075,000 EGP 202,451
27 .22% , 12/02/25 ............... 53,700,000 EGP 969,078
1,171,529

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Japan 1.3%
e
Japan Treasury Bills , 0 .41% , 8/20/25 ..
39,100,000 $ 271,361
Total Foreign Government and Agency Securities (Cost $ 1,422,055 ) ...............
1,442,890
Shares
Money Market Funds 13.3%
United States 13.3%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio , 4.332% ......... 2,637,144 2,637,144
Total Money Market Funds (Cost $ 2,637,144 ) ...................................
2,637,144
a a a a a
Total Short Term Investments (Cost $ 4,059,199 ) .................................
4,080,034
a a a
Total Investments (Cost $ 19,633,331 ) 97.5% ....................................
$19,396,280
Options Written (0.2) % .......................................................
(46,401)
Other Assets, less Liabilities 2.7% .............................................
540,694
Net Assets 100.0% ...........................................................
$19,890,573
a a a
a
Number of
Contracts
Notional
Amount
#
h
Options Written (0.2)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 146.80 JPY , Expires 10/03/25 . 1 2,709,000 (23,164)
(23,164)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 127.90 JPY , Expires 10/03/25 . 1 2,282,000 (3,868)
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 136.20 JPY , Expires
9/08/25 ...................... 1 3,983,000 (19,369)
(23,237)
Total Options Written (Premiums received $ 92,467 ) .............................
$ (46,401)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $2,046,635, representing 10.3% of net assets.
b
Income may be received in additional securities and/or cash.
c
A supranational organization is an entity formed by two or more central governments through international treaties.
d
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(g).
e
The rate shown represents the yield at period end.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(d) regarding written options.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNDP Buy 275,000 290,976 7/15/25 $ 33,255 $ —
Euro ............. BNDP Sell 275,000 283,275 7/15/25 — (40,956)
Euro ............. BOFA Buy 199,702 216,398 7/15/25 19,055 —
Euro ............. BOFA Sell 247,072 254,713 7/15/25 — (36,590)
Euro ............. BZWS Buy 104,541 116,867 7/16/25 6,399 —
Euro ............. BZWS Sell 288,928 299,000 7/16/25 — (41,678)
Euro ............. JPHQ Buy 504,800 534,114 7/16/25 61,101 —
Euro ............. JPHQ Sell 909,000 947,902 7/16/25 — (123,908)
Japanese Yen ...... BNDP Buy 19,725,120 127,814 7/16/25 9,389 —
Japanese Yen ...... BNDP Sell 19,725,120 135,137 7/16/25 — (2,066)
Japanese Yen ...... BOFA Buy 49,313,600 321,946 7/17/25 21,111 —
Japanese Yen ...... BOFA Sell 49,313,600 328,770 7/17/25 — (14,287)
Japanese Yen ...... GSCO Buy 243,500,000 1,589,503 7/17/25 104,441 —
Japanese Yen ...... GSCO Sell 119,260,000 820,707 7/17/25 1,860 (10,803)
Serbian Dinar ...... DBAB Buy 5,356,807 51,718 7/17/25 2,149 —
Chilean Peso ...... HSBK Buy 86,800,000 86,422 7/23/25 6,749 —
Serbian Dinar ...... DBAB Buy 11,876,000 115,532 8/05/25 3,888 —
Chinese Yuan ...... DBAB Sell 3,598,042 502,773 8/18/25 — (1,785)
Chinese Yuan ...... CITI Sell 1,985,602 275,277 8/21/25 — (3,231)
Chinese Yuan ...... DBAB Sell 1,984,095 275,049 8/21/25 — (3,247)
Chinese Yuan ...... JPHQ Sell 1,578,493 218,846 8/21/25 — (2,559)
Australian Dollar .... JPHQ Buy 430,000 274,997 8/25/25 8,330 —
Chilean Peso ...... JPHQ Buy 152,000,000 162,182 9/08/25 956 —
Japanese Yen ...... MSCO Buy 209,276,000 1,459,916 9/10/25 5,096 —
Mexican Peso ...... HSBK Buy 12,444,000 641,212 9/10/25 16,963 —
Serbian Dinar ...... DBAB Buy 5,784,000 53,378 9/10/25 4,778 —
Malaysian Ringgit ... GSCO Buy 3,340,000 759,091 9/15/25 35,674 —
Malaysian Ringgit ... GSCO Sell 700,000 159,236 9/15/25 — (7,332)
Serbian Dinar ...... DBAB Buy 23,573,426 218,212 9/17/25 18,783 —
South Korean Won .. CITI Buy 188,000,000 130,207 9/17/25 9,416 —
South Korean Won .. HSBK Buy 888,700,000 615,528 9/17/25 44,488 —
South Korean Won .. HSBK Sell 185,000,000 128,660 9/17/25 — (8,735)
Australian Dollar .... DBAB Buy 231,000 145,612 9/22/25 6,684 —
Chinese Yuan ...... HSBK Sell 13,583,000 1,908,234 9/29/25 — (3,296)
Chinese Yuan ...... MSCO Sell 7,087,000 995,729 9/29/25 — (1,622)
Serbian Dinar ...... DBAB Buy 12,187,000 121,776 9/30/25 720 —
Japanese Yen ...... MSCO Buy 248,915,000 1,744,414 10/07/25 5,216 (1,925)
Chilean Peso ...... HSBK Buy 102,300,000 109,176 10/27/25 592 —
Chilean Peso ...... JPHQ Buy 115,700,000 123,441 10/27/25 705 —

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. CITI Sell 676,442 8,013,000 NOK 11/12/25 $ — $ (8,242)
Euro ............. DBAB Sell 100,625 1,192,000 NOK 11/12/25 — (1,224)
Chinese Yuan ...... CITI Sell 1,975,753 277,884 11/17/25 — (1,125)
Chinese Yuan ...... HSBK Sell 443,751 62,569 12/17/25 — (228)
Total Forward Exchange Contracts ................................................... $427,798 $(314,839)
Net unrealized appreciation (depreciation) ............................................ $112,959
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  9  regarding other derivative information.
See abbreviations on page 78 .

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.62 $5.18 $4.91 $5.82 $6.70 $7.73
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.37 0.31 0.26 0.48 0.48
Net realized and unrealized gains (losses) 0.51 (0.55) 0.27 (0.86) (0.83) (1.00)
Total from investment operations ........ 0.73 (0.18) 0.58 (0.60) (0.35) (0.52)
Less distributions from:
Net investment income .............. (0.13) (0.23) (0.02) — — (0.01)
Tax return of capital ................ — (0.15) (0.29) (0.31) (0.53) (0.50)
Total distributions ................... (0.13) (0.38) (0.31) (0.31) (0.53) (0.51)
Net asset value, end of period .......... $5.22 $4.62 $5.18 $4.91 $5.82 $6.70
Total return
c
....................... 15.83% (3.70)% 12.13% (10.51)% (5.54)% (6.80)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 2.97% 2.67% 2.66% 2.91% 2.77% 2.10%
Expenses net of waiver and payments by
affiliates .......................... 1.14% 1.14% 1.12% 1.08% 1.13% 1.07%
Net investment income ............... 9.13% 7.33% 6.13% 4.90% 7.58% 6.84%
Supplemental data
Net assets , end of period (000’s) ........ $9,045 $8,072 $9,849 $10,984 $14,821 $16,004
Portfolio turnover rate ................ 26.48% 80.93% 86.75% 58.11% 40.55% 56.59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.62 $5.18 $4.91 $5.81 $6.69 $7.72
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.35 0.29 0.24 0.45 0.44
Net realized and unrealized gains (losses) 0.51 (0.55) 0.27 (0.86) (0.83) (0.99)
Total from investment operations ........ 0.72 (0.20) 0.56 (0.62) (0.38) (0.55)
Less distributions from:
Net investment income .............. (0.12) (0.22) (0.03) — — (0.01)
Tax return of capital ................ — (0.14) (0.26) (0.28) (0.50) (0.47)
Total distributions ................... (0.12) (0.36) (0.29) (0.28) (0.50) (0.48)
Net asset value, end of period .......... $5.22 $4.62 $5.18 $4.91 $5.81 $6.69
Total return
c
....................... 15.61% (4.10)% 11.70% (10.79)% (5.96)% (7.22)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 3.37% 3.06% 3.08% 3.34% 3.13% 2.54%
Expenses net of waiver and payments by
affiliates .......................... 1.54% 1.54% 1.54% 1.54% 1.54% 1.51%
Net investment income ............... 8.74% 6.94% 5.72% 4.52% 7.18% 6.33%
Supplemental data
Net assets , end of period (000’s) ........ $694 $629 $689 $734 $1,310 $1,821
Portfolio turnover rate ................ 26.48% 80.93% 86.75% 58.11% 40.55% 56.59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.62 $5.19 $4.92 $5.83 $6.71 $7.73
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.37 0.30 0.24 0.48 0.47
Net realized and unrealized gains (losses) 0.50 (0.57) 0.26 (0.86) (0.83) (0.98)
Total from investment operations ........ 0.72 (0.20) 0.56 (0.62) (0.35) (0.51)
Less distributions from:
Net investment income .............. (0.12) (0.22) (0.05) — — (0.01)
Tax return of capital ................ — (0.15) (0.24) (0.29) (0.53) (0.50)
Total distributions ................... (0.12) (0.37) (0.29) (0.29) (0.53) (0.51)
Net asset value, end of period .......... $5.22 $4.62 $5.19 $4.92 $5.83 $6.71
Total return
c
....................... 15.92% (4.12)% 11.86% (10.76)% (5.56)% (6.81)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 3.22% 3.20% 2.88% 3.21% 2.81% 2.13%
Expenses net of waiver and payments by
affiliates .......................... 1.39% 1.39% 1.39% 1.39% 1.16% 1.10%
Net investment income ............... 8.88% 7.47% 5.92% 4.59% 7.55% 6.67%
Supplemental data
Net assets , end of period (000’s) ........ $116 $100 $13 $10 $12 $12
Portfolio turnover rate ................ 26.48% 80.93% 86.75% 58.11% 40.55% 56.59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.62 $5.18 $4.91 $5.83 $6.71 $7.74
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.38 0.32 0.26 0.51 0.52
Net realized and unrealized gains (losses) 0.50 (0.54) 0.27 (0.86) (0.84) (1.02)
Total from investment operations ........ 0.73 (0.16) 0.59 (0.60) (0.33) (0.50)
Less distributions from:
Net investment income .............. (0.13) (0.24) (0.04) — — (0.01)
Tax return of capital ................ — (0.16) (0.28) (0.32) (0.55) (0.52)
Total distributions ................... (0.13) (0.40) (0.32) (0.32) (0.55) (0.53)
Net asset value, end of period .......... $5.22 $4.62 $5.18 $4.91 $5.83 $6.71
Total return
c
....................... 15.99% (3.40)% 12.47% (10.41)% (5.19)% (6.47)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 2.76% 2.46% 2.47% 2.86% 2.56% 2.04%
Expenses net of waiver and payments by
affiliates .......................... 0.86% 0.86% 0.86% 0.86% 0.77% 0.75%
Net investment income ............... 9.42% 7.63% 6.44% 5.09% 8.00% 7.37%
Supplemental data
Net assets , end of period (000’s) ........ $753 $627 $654 $599 $663 $598
Portfolio turnover rate ................ 26.48% 80.93% 86.75% 58.11% 40.55% 56.59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.65 $5.21 $4.94 $5.85 $6.73 $7.75
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.38 0.32 0.27 0.50 0.51
Net realized and unrealized gains (losses) 0.51 (0.54) 0.27 (0.86) (0.84) (1.01)
Total from investment operations ........ 0.74 (0.16) 0.59 (0.59) (0.34) (0.50)
Less distributions from:
Net investment income .............. (0.13) (0.24) (0.15) — — (0.01)
Tax return of capital ................ — (0.16) (0.17) (0.32) (0.54) (0.51)
Total distributions ................... (0.13) (0.40) (0.32) (0.32) (0.54) (0.52)
Net asset value, end of period .......... $5.26 $4.65 $5.21 $4.94 $5.85 $6.73
Total return
c
....................... 16.10% (3.43)% 12.35% (10.28)% (5.28)% (6.46)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 2.73% 2.58% 2.42% 2.70% 2.51% 1.91%
Expenses net of waiver and payments by
affiliates .......................... 0.89% 0.89% 0.89% 0.88% 0.89% 0.86%
Net investment income ............... 9.42% 7.48% 6.42% 5.14% 7.83% 7.20%
Supplemental data
Net assets , end of period (000’s) ........ $4,549 $1,281 $5,206 $1,676 $3,063 $3,950
Portfolio turnover rate ................ 26.48% 80.93% 86.75% 58.11% 40.55% 56.59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2025
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 619,903 —
—
Total Common Stocks (Cost $14,998) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 2.7%
Costa Rica 2.7%
a,d
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Financial Services 405,120 417,804
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, 3%,
12/31/22 ..................... Broadline Retail 188,190 —
Senior Secured Note, 144A, 8%,
12/31/22 ..................... Broadline Retail 55,416 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 237,804 —
—
Total Corporate Bonds (Cost $706,155) ........................................
417,804
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 78.8%
Benin 1.1%
d
Benin Government Bond, Senior Bond,
144A, 4.95%, 1/22/35 ............ 170,000 EUR 171,477
Brazil 9.5%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/31 .................. 1,320,000 BRL 211,469
10%, 1/01/33 .................. 7,940,000 BRL 1,228,393
1,439,862
Colombia 3.2%
Colombia Titulos de Tesoreria, G, 7%,
3/26/31 ...................... 2,414,000,000 COP 479,612
Ecuador 3.0%
d
Ecuador Government Bond, Senior
Bond, 144A, 5.5%, 7/31/35 ........ 620,300 451,727
Egypt 0.6%
Egypt Government Bond, 25.151%,
4/16/27 ...................... 4,300,000 EGP 87,701
Ghana 2.0%
f
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 673,042 GHS 55,046
PIK, 8.5%, 2/15/28 .............. 700,826 GHS 51,691
PIK, 8.65%, 2/13/29 ............. 660,144 GHS 45,078
PIK, 8.8%, 2/12/30 .............. 679,696 GHS 43,654
PIK, 8.95%, 2/11/31 ............. 584,880 GHS 35,361
PIK, 9.1%, 2/10/32 .............. 594,359 GHS 34,336

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
f
Ghana Government Bond, (continued)
PIK, 9.25%, 2/08/33 ............. 531,008 GHS $ 29,545
PIK, 9.4%, 2/07/34 .............. 36,570 GHS 1,955
PIK, 9.55%, 2/06/35 ............. 18,300 GHS 957
PIK, 9.7%, 2/05/36 .............. 22,519 GHS 1,160
PIK, 9.85%, 2/03/37 ............. 12,405 GHS 633
PIK, 10%, 2/02/38 .............. 18,677 GHS 947
300,363
India 6.6%
India Government Bond, Senior Bond,
7.29%, 1/27/33 ................ 81,950,000 INR 1,002,424
Ivory Coast 2.3%
d
Ivory Coast Government Bond, Senior
Note, 144A, 7.625%, 1/30/33 ...... 360,000 355,933
Mexico 3.6%
Mexican Bonos Desarr Fixed Rate ,
M, 8.5%, 2/28/30 ............... 5,000,000 MXN 264,851
M, 7.75%, 5/29/31 .............. 5,640,000 MXN 286,594
551,445
Namibia 9.7%
Namibia Government Bond ,
9%, 4/15/32 ................... 5,270,000 NAD 295,118
9.5%, 7/15/35 ................. 8,910,000 NAD 473,974
9.5%, 7/15/37 ................. 13,480,000 NAD 696,768
1,465,860
Oman 2.6%
d
Oman Government Bond, Senior Bond,
144A, 7%, 1/25/51 .............. 370,000 394,008
Panama 3.5%
Panama Government Bond, Senior
Bond, 6.875%, 1/31/36 ........... 530,000 528,280
Peru 2.9%
d
Peru Government Bond, Senior Bond,
144A, Reg S, 7.6%, 8/12/39 ....... 1,460,000 PEN 438,618
Philippines 3.0%
Philippines Government Bond ,
6.375%, 4/28/35 ................ 15,000,000 PHP 269,064
Senior Bond, 4.2%, 3/29/47 ....... 220,000 180,142
449,206
Poland 6.9%
Poland Government Bond, 5%, 10/25/34 3,875,000 PLN 1,042,944
Serbia 5.1%
Serbia Treasury Bonds, 4.5%, 8/20/32 . 78,890,000 RSD 772,518
Seychelles 0.9%
d
Seychelles International Bond, Senior
Bond, Reg S, 8%, 1/01/26 ........ 141,270 142,394

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Supranational 12.3%
g
European Bank for Reconstruction &
Development ,
a
20.25%, 7/24/26 ................ 400,000,000 NGN $ 252,810
Senior Note, 10%, 3/28/26 ........ 108,600,000 KZT 199,772
d,g
European Investment Bank, Senior
Bond, Reg S, 6.5%, 9/28/32 ....... 8,950,000 ZAR 466,489
g
International Bank for Reconstruction &
Development ,
Senior Bond, 7.07%, 6/26/29 ...... 5,900,000 MXN 310,111
Senior Note, 10%, 9/16/26 ........ 161,000,000 KZT 286,436
g
International Finance Corp., Senior
Note, 13.825%, 10/09/26 ......... 4,500,000,000 UZS 350,412
1,866,030
Total Foreign Government and Agency Securities (Cost $11,474,958) ..............
11,940,402
Shares
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 186
Total Escrows and Litigation Trusts (Cost $–) ...................................
186
Total Long Term Investments (Cost $12,196,111) ................................
12,358,392
Short Term Investments 12.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.3%
Egypt 4.3%
h
Egypt Treasury Bills ,
27.41%, 9/09/25 ................ 10,750,000 EGP 205,620
27.49%, 9/23/25 ................ 1,375,000 EGP 26,032
27.16%, 12/16/25 ............... 3,500,000 EGP 62,585
26.44%, 3/10/26 ................ 5,950,000 EGP 101,163
26.3%, 3/24/26 ................ 14,600,000 EGP 246,312
641,712
Total Foreign Government and Agency Securities (Cost $636,393) ................
641,712
Shares
Money Market Funds 7.7%
United States 7.7%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ......... 1,170,302 1,170,302
Total Money Market Funds (Cost $1,170,302) ...................................
1,170,302
a a a a a
Total Short Term Investments (Cost $1,806,695 ) .................................
1,812,014
a a a
Total Investments (Cost $14,002,806) 93.5% ....................................
$14,170,406
Other Assets, less Liabilities 6.5% .............................................
985,776
Net Assets 100.0% ...........................................................
$15,156,182
a a a

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $2,838,450, representing 18.7% of net assets.
e
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
f
Income may be received in additional securities and/or cash.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
The rate shown represents the yield at period end.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Columbian Peso .... GSCO Buy 370,000,000 84,280 7/15/25 $ 6,108 $ —
Columbian Peso .... MSCO Buy 764,000,000 173,953 7/15/25 12,687 —
Euro ............. BNDP Sell 145,000 149,363 7/15/25 — (21,595)
Euro ............. BOFA Sell 130,274 134,303 7/15/25 — (19,293)
Euro ............. BZWS Sell 152,726 158,050 7/16/25 — (22,031)
Euro ............. JPHQ Sell 152,000 157,144 7/16/25 — (22,081)
Brazilian Real ...... JPHQ Buy 5,630,685 970,189 8/04/25 57,416 —
Brazilian Real ...... JPHQ Sell 4,538,000 794,607 8/04/25 — (33,581)
Malaysian Ringgit ... GSCO Buy 630,000 149,750 8/04/25 — (89)
Chinese Yuan ...... DBAB Sell 4,777,000 662,222 8/21/25 — (7,818)
Mexican Peso ...... BNDP Buy 1,706,454 87,334 8/27/25 3,058 —
Mexican Peso ...... HSBK Buy 3,573,998 182,977 8/27/25 6,338 —
Mexican Peso ...... BNDP Buy 620,188 31,965 9/10/25 837 —
Mexican Peso ...... HSBK Buy 3,612,000 186,118 9/10/25 4,924 —
Malaysian Ringgit ... GSCO Buy 1,930,000 438,636 9/15/25 20,614 —
South Korean Won .. CITI Buy 548,000,000 379,541 9/17/25 27,446 —
South Korean Won .. DBAB Buy 274,000,000 189,849 9/17/25 13,644 —
Uruguayan Peso .... CITI Buy 36,600,000 849,977 10/21/25 56,112 —
Malaysian Ringgit ... MSCO Buy 5,250,000 1,253,582 12/17/25 41 —
Total Forward Exchange Contracts ................................................... $209,225 $(126,488)
Net unrealized appreciation (depreciation) ............................................ $82,737
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( d ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 3,422,237 BRL $ (41,052) $ — $ (41,052)
Total Interest Rate Swap Contracts ................................. $(41,052) $ — $(41,052)
*
In U.S. dollars unless otherwise indicated.
See Note  9  regarding other derivative information.
See Abbreviations on page 78 .

Templeton Income Trust
Financial Statements
Statements of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $2,630,302,151 $222,206,993 $16,996,187 $12,832,504
Cost - Non-controlled affiliates (Note 3 f ) ..... 508,686,162 34,979,492 2,637,144 1,170,302
Value - Unaffiliated issuers ............... $2,614,655,679 $172,645,665 $16,759,136 $13,000,104
Value - Non-controlled affiliates (Note 3 f ) ..... 508,686,162 34,979,492 2,637,144 1,170,302
Cash ................................. — 10,733 — —
Restricted cash for OTC derivative contracts (Note
1 e ) ................................... 11,390,000 220,000 — —
Foreign currency, at value (cost $ 6,663 ,
$ 6,151,208 , $ 132,506 and $ 292,467 , respectively) 9,789 6,209,422 133,060 299,336
Receivables:
Investment securities sold ................ 997,385 119,455 4,290 4,624
Capital shares sold ..................... 3,216,612 234,081 7,641 55,580
Interest .............................. 63,377,859 5,113,973 378,369 427,789
Affiliates ............................. — — 21,461 9,357
Deposits with brokers for:
OTC derivative contracts ............... 14,350,482 120,000 — —
Centrally cleared swap contracts ......... 5,888,231 222,447 — 33,188
Variation margin on centrally cleared swap
contracts ............................ 445,352 14,264 — 3,643
Due from Broker ....................... — — — 448,599
Unrealized appreciation on OTC forward exchange
contracts .............................. 41,799,606 3,700,642 427,798 209,225
Total assets ....................... 3,264,817,157 223,590,174 20,368,899 15,661,747
Liabilities:
Payables:
Investment securities purchased ........... 56,243,349 5,378,014 228 294,817
Capital shares redeemed ................ 3,575,194 164,384 9,942 40,581
Management fees ...................... 1,220,673 108,677 — —
Distribution fees ....................... 372,869 28,437 2,426 2,243
Transfer agent fees ..................... 1,894,187 125,288 12,122 5,981
Professional fees ...................... 92,467 51,151 46,191 48,246
Trustees' fees and expenses .............. 48,358 4,640 843 1,049
Deposits from brokers for:
OTC derivative contracts ............... 11,390,000 220,000 — —
Options written, at value (premiums received
$ 13,666,564 , $ 894,391 , $ 92,467 and $ – ,
respectively) ........................... 6,857,943 448,813 46,401 —
Unrealized depreciation on OTC forward exchange
contracts .............................. 26,059,782 1,063,977 314,839 126,488
Deferred taxes on unrealized appreciation ..... 198,131 37,631 3,767 4,190
Accrued expenses and other liabilities ........ 1,854,925 155,059 41,567 (18,030)
Total liabilities ...................... 109,807,878 7,786,071 478,326 505,565
Net assets, at value .............. $3,155,009,279 $215,804,103 $19,890,573 $15,156,182
Net assets consist of:
Paid-in capital .......................... $5,973,388,016 $888,799,847 $45,269,193 $19,329,645
Total distributable earnings (losses) .......... (2,818,378,737) (672,995,744) (25,378,620) (4,173,463)
Net assets, at value .............. $3,155,009,279 $215,804,103 $19,890,573 $15,156,182

Templeton Income Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A:
Net assets, at value .................... $1,564,552,284 $116,043,989 $10,339,790 $9,044,863
Shares outstanding ..................... 217,936,096 16,951,863 1,559,878 1,731,933
Net asset value per share
a ,b
............... $7.18 $6.85 $6.63 $5.22
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $7.46 $7.12 $6.89 $5.42
Class C:
Net assets, at value .................... $40,599,367 $7,524,760 $490,500 $693,697
Shares outstanding ..................... 5,620,067 1,100,380 73,761 132,946
Net asset value and maximum offering price per
share
a ,b
.............................. $7.22 $6.84 $6.65 $5.22
Class R:
Net assets, at value .................... $78,837,511 $1,642,099 $70,732 $115,799
Shares outstanding ..................... 10,980,715 239,526 10,677 22,162
Net asset value and maximum offering price per
share
b
............................... $7.18 $6.86 $6.63 $5.22
Class R6:
Net assets, at value .................... $416,313,121 $13,527,101 $3,420,297 $752,673
Shares outstanding ..................... 58,391,031 1,975,915 517,421 144,101
Net asset value and maximum offering price per
share
b
............................... $7.13 $6.85 $6.61 $5.22
Advisor Class:
Net assets, at value .................... $1,054,706,996 $77,066,154 $5,569,254 $4,549,150
Shares outstanding ..................... 147,797,823 11,227,694 839,760 865,429
Net asset value and maximum offering price per
share
b
............................... $7.14 $6.86 $6.63 $5.26
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Income Trust
Financial Statements
Statements of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) .......... $7,321,698 $425,544 $77,714 $13,525
Interest: (net of foreign taxes of $3,196,516,
$311,815, $8,061 and $7,491, respectively)
Unaffiliated issuers ..................... 94,560,833 8,046,234 678,668 633,046
Total investment income ................ 101,882,531 8,471,778 756,382 646,571
Expenses:
Management fees (Note 3 a ) ................ 7,851,542 670,873 70,350 53,466
Distribution fees: (Note 3c )
    Class A ............................. 1,888,880 139,209 12,472 10,492
    Class C ............................. 135,961 25,194 1,500 2,098
    Class R ............................. 191,903 4,165 158 264
Transfer agent fees: (Note 3e )
    Class A ............................. 1,591,201 119,125 13,252 7,129
    Class C ............................. 44,088 8,285 613 548
    Class R ............................. 80,837 1,780 84 90
    Class R6 ............................ 108,199 7,072 1,058 683
    Advisor Class ......................... 1,052,053 70,804 7,864 2,337
Custodian fees ......................... 322,366 (68,632) 2,122 4,030
Reports to shareholders fees ............... 265,157 22,582 8,545 3,820
Registration and filing fees ................. 65,452 30,200 13,109 49,197
Professional fees ........................ 91,429 50,206 45,049 39,094
Trustees' fees and expenses ............... 239,021 17,320 1,963 1,568
Pricing fees ............................ 27,709 6,703 12,142 3,179
Other ................................. 39,614 6,830 10,871 6,228
Total expenses ...................... 13,995,412 1,111,716 201,152 184,223
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (652,789) (39,396) (115,233) (115,491)
Net expenses ...................... 13,342,623 1,072,320 85,919 68,732
Net investment income ............. 88,539,908 7,399,458 670,463 577,839

Templeton Income Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $–,
$481,168, $33,707 and $36,790, respectively)
Unaffiliated issuers ................... (101,853,987) (7,388,388) (551,147) (230,012)
Written options ........................ 8,810,136 484,001 50,067 —
Foreign currency transactions ............. (2,353,922) (331,706) (12,845) (6,292)
Forward exchange contracts .............. (4,581,642) (830,142) 22,152 109,631
Swap contracts ........................ (3,815,297) (70,463) — 2,295
Net realized gain (loss) ............... (103,794,712) (8,136,698) (491,773) (124,378)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 354,751,485 21,357,692 2,202,309 1,125,314
Translation of other assets and liabilities
denominated in foreign currencies ........ 5,349,176 375,640 33,004 26,895
Written options ........................ 6,406,920 422,590 43,702 —
Forward exchange contracts .............. 37,400,530 5,632,854 225,418 247,491
Swap contracts ........................ 12,800,927 290,559 — 43,869
Change in deferred taxes on unrealized
appreciation .......................... (55,228) 277,455 11,136 15,081
Net change in unrealized appreciation
(depreciation) ...................... 416,653,810 28,356,790 2,515,569 1,458,650
Net realized and unrealized gain (loss) ......... 312,859,098 20,220,092 2,023,796 1,334,272
Net increase (decrease) in net assets resulting from
operations ............................... $401,399,006 $27,619,550 $2,694,259 $1,912,111

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton Global Bond Fund Templeton Global Total Return Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $88,539,908 $197,118,661 $7,399,458 $19,261,734
Net realized gain (loss) ............ (103,794,712) (243,736,522) (8,136,698) (24,323,335)
Net change in unrealized appreciation
(depreciation) ................. 416,653,810 (423,306,034) 28,356,790 (11,883,981)
Net increase (decrease) in net
assets resulting from operations . 401,399,006 (469,923,895) 27,619,550 (16,945,582)
Distributions to shareholders:
Class A ........................ (44,990,078) (36,145,542) (4,236,686) (4,372,097)
Class C ........................ (1,137,252) (1,099,654) (276,997) (316,071)
Class R ........................ (2,187,887) (1,697,975) (58,995) (69,859)
Class R6 ....................... (12,903,175) (10,421,675) (545,017) (616,624)
Advisor Class ................... (31,402,353) (28,709,720) (2,574,173) (3,126,870)
Distributions to shareholders from tax
return of capital:
Class A ........................ — (56,975,215) — (5,566,994)
Class C ........................ — (1,733,357) — (402,453)
Class R ........................ — (2,676,472) — (88,951)
Class R6 ....................... — (16,427,397) — (785,149)
Advisor Class ................... — (45,254,334) — (3,981,444)
Total distributions to shareholders ..... (92,620,745) (201,141,341) (7,691,868) (19,326,512)
Capital share transactions: (Note 2 )
Class A ........................ (85,876,869) (288,601,194) (8,185,102) (31,387,253)
Class C ........................ (8,317,537) (24,152,600) (1,226,949) (4,295,100)
Class R ........................ (5,596,403) (8,124,289) (298,583) (715,017)
Class R6 ....................... (42,246,663) (47,897,867) (1,115,212) (15,131,803)
Advisor Class ................... (409,834) (552,217,590) 4,909,970 (41,552,963)
Total capital share transactions ....... (142,447,306) (920,993,540) (5,915,876) (93,082,136)
Net increase (decrease) in net
assets ..................... 166,330,955 (1,592,058,776) 14,011,806 (129,354,230)
Net assets:
Beginning of period ................ 2,988,678,324 4,580,737,100 201,792,297 331,146,527
End of period ..................... $3,155,009,279 $2,988,678,324 $215,804,103 $201,792,297

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Templeton International Bond Fund
Templeton Sustainable Emerging Markets
Bond Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $670,463 $1,301,169 $577,839 $1,186,316
Net realized gain (loss) ............ (491,773) (1,355,385) (124,378) (796,364)
Net change in unrealized appreciation
(depreciation) ................. 2,515,569 (2,669,942) 1,458,650 (901,825)
Net increase (decrease) in net
assets resulting from operations . 2,694,259 (2,724,158) 1,912,111 (511,873)
Distributions to shareholders:
Class A ........................ (340,450) (274,107) (218,459) (421,276)
Class C ........................ (14,728) (12,774) (15,468) (26,600)
Class R ........................ (2,093) (1,461) (2,633) (2,796)
Class R6 ....................... (132,537) (116,401) (18,687) (32,881)
Advisor Class ................... (206,473) (199,018) (104,376) (249,125)
Distributions to shareholders from tax
return of capital:
Class A ........................ — (336,025) — (274,620)
Class C ........................ — (15,659) — (17,340)
Class R ........................ — (1,791) — (1,822)
Class R6 ....................... — (142,694) — (21,435)
Advisor Class ................... — (243,975) — (162,398)
Total distributions to shareholders ..... (696,281) (1,343,905) (359,623) (1,210,293)
Capital share transactions: (Note 2 )
Class A ........................ (327,500) (129,073) (67,759) (756,704)
Class C ........................ 11,539 (131,237) (15,277) 9,843
Class R ........................ 6,263 16,344 2,676 94,062
Class R6 ....................... (259,603) (733,445) 41,338 50,322
Advisor Class ................... (919,104) (4,620,688) 2,934,240 (3,378,989)
Total capital share transactions ....... (1,488,405) (5,598,099) 2,895,218 (3,981,466)
Net increase (decrease) in net
assets ..................... 509,573 (9,666,162) 4,447,706 (5,703,632)
Net assets:
Beginning of period ................ 19,381,000 29,047,162 10,708,476 16,412,108
End of period ..................... $19,890,573 $19,381,000 $15,156,182 $10,708,476

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and apply the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective August 1, 2025, Templeton Global Return Fund was
renamed Templeton Global Bond Enhanced Fund.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a
foreign currency at a specific exchange rate on a future
date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Certain or all Funds purchased or wrote OTC option
contracts primarily to manage and/or gain exposure to
foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
Option contracts outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
See Note 9  regarding other derivative information.
e. Restricted Cash
At June 30, 2025, certain or all Funds held restricted cash in connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and/or counterparty broker and is reflected in the Statements of Assets and Liabilities.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by
the Funds. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
9,
Templeton Global Bond Fund
Templeton Global Total Return
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2025
Shares sold
a
................................... 7,975,106 $54,464,371 805,008 $5,253,426
Shares issued in reinvestment of distributions .......... 6,185,791 42,462,357 590,345 3,851,927
Shares redeemed ............................... (26,848,142) (182,803,597) (2,678,242) (17,290,455)
Net increase (decrease) .......................... (12,687,245) $(85,876,869) (1,282,889) $(8,185,102)
Year ended December 31, 2024
Shares sold
a
................................... 12,778,831 $91,234,065 1,252,160 $8,527,914
Shares issued in reinvestment of distributions .......... 12,375,038 87,697,142 1,316,277 8,885,372
Shares redeemed ............................... (65,433,671) (467,532,401) (7,179,860) (48,800,539)
Net increase (decrease) .......................... (40,279,802) $(288,601,194) (4,611,423) $(31,387,253)
Class C
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
Templeton Global Total Return
Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended June 30, 2025
Shares sold ................................... 311,534 $2,143,969 60,348 $388,651
Shares issued in reinvestment of distributions .......... 163,070 1,125,121 41,882 272,715
Shares redeemed
a
.............................. (1,695,456) (11,586,627) (291,158) (1,888,315)
Net increase (decrease) .......................... (1,220,852) $(8,317,537) (188,928) $(1,226,949)
Year ended December 31, 2024
Shares sold ................................... 573,802 $4,130,422 106,202 $711,156
Shares issued in reinvestment of distributions .......... 390,782 2,788,470 104,111 702,664
Shares redeemed
a
.............................. (4,315,040) (31,071,492) (841,567) (5,708,920)
Net increase (decrease) .......................... (3,350,456) $(24,152,600) (631,254) $(4,295,100)
Class R
Class R Shares:
Six Months ended June 30, 2025
Shares sold ................................... 660,229 $4,513,039 171,745 $1,105,896
Shares issued in reinvestment of distributions .......... 318,293 2,185,234 8,978 58,640
Shares redeemed ............................... (1,803,521) (12,294,676) (227,241) (1,463,119)
Net increase (decrease) .......................... (824,999) $(5,596,403) (46,518) $(298,583)
Year ended December 31, 2024
Shares sold ................................... 1,599,790 $11,384,230 40,015 $271,757
Shares issued in reinvestment of distributions .......... 616,438 4,365,828 22,969 155,350
Shares redeemed ............................... (3,323,511) (23,874,347) (166,427) (1,142,124)
Net increase (decrease) .......................... (1,107,283) $(8,124,289) (103,443) $(715,017)
Class R6
Class R6 Shares:
Six Months ended June 30, 2025
Shares sold ................................... 7,516,029 $50,456,523 271,596 $1,748,859
Shares issued in reinvestment of distributions .......... 1,758,976 11,989,542 77,097 502,593
Shares redeemed ............................... (15,711,066) (104,692,728) (518,019) (3,366,664)
Net increase (decrease) .......................... (6,436,061) $(42,246,663) (169,326) $(1,115,212)
Year ended December 31, 2024
Shares sold ................................... 11,528,530 $81,932,021 332,598 $2,284,878
Shares issued in reinvestment of distributions .......... 3,519,903 24,781,135 201,042 1,359,885
Shares redeemed ............................... (21,703,192) (154,611,023) (2,725,102) (18,776,566)
Net increase (decrease) .......................... (6,654,759) $(47,897,867) (2,191,462) $(15,131,803)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
Templeton Global Total Return
Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended June 30, 2025
Shares sold ................................... 27,571,267 $184,275,403 4,216,555 $28,036,030
Shares issued in reinvestment of distributions .......... 4,530,181 30,927,470 371,714 2,433,988
Shares redeemed ............................... (32,039,062) (215,612,707) (3,913,730) (25,560,048)
Net increase (decrease) .......................... 62,386 $(409,834) 674,539 $4,909,970
Year ended December 31, 2024
Shares sold ................................... 32,109,756 $228,989,536 3,651,555 $25,155,245
Shares issued in reinvestment of distributions .......... 9,940,841 70,142,274 937,641 6,351,585
Shares redeemed ............................... (120,005,669) (851,349,400) (10,793,454) (73,059,793)
Net increase (decrease) .......................... (77,955,072) $(552,217,590) (6,204,258) $(41,552,963)
Templeton International Bond
Fund
Templeton Sustainable Emerging
Markets Bond Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2025
Shares sold
a
................................... 118,659 $746,900 82,247 $408,791
Shares issued in reinvestment of distributions .......... 51,920 329,055 22,823 115,681
Shares redeemed ............................... (221,713) (1,403,455) (120,513) (592,231)
Net increase (decrease) .......................... (51,134) $(327,500) (15,443) $(67,759)
Year ended December 31, 2024
Shares sold
a
................................... 346,855 $2,225,137 143,590 $717,354
Shares issued in reinvestment of distributions .......... 89,291 587,821 77,534 382,861
Shares redeemed ............................... (442,268) (2,942,031) (374,217) (1,856,919)
Net increase (decrease) .......................... (6,122) $(129,073) (153,093) $(756,704)
Class C
Class C Shares:
Six Months ended June 30, 2025
Shares sold ................................... 10,901 $68,315 3,973 $20,392
Shares issued in reinvestment of distributions .......... 2,305 14,660 2,981 15,105
Shares redeemed
a
.............................. (11,319) (71,436) (10,231) (50,774)
Net increase (decrease) .......................... 1,887 $11,539 (3,277) $(15,277)
Year ended December 31, 2024
Shares sold ................................... 24,264 $156,553 37,869 $188,820
Shares issued in reinvestment of distributions .......... 4,282 28,342 8,703 42,830
Shares redeemed
a
.............................. (48,060) (316,132) (43,414) (221,807)
Net increase (decrease) .......................... (19,514) $(131,237) 3,158 $9,843
Class R
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton International Bond
Fund
Templeton Sustainable Emerging
Markets Bond Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended June 30, 2025
Shares sold ................................... 924 $5,816 37 $184
Shares issued in reinvestment of distributions .......... 330 2,093 495 2,512
Shares redeemed ............................... (271) (1,646) (4) (20)
Net increase (decrease) .......................... 983 $6,263 528 $2,676
Year ended December 31, 2024
Shares sold ................................... 2,015 $13,400 18,366 $90,372
Shares issued in reinvestment of distributions .......... 495 3,252 871 4,248
Shares redeemed ............................... (46) (308) (110) (558)
Net increase (decrease) .......................... 2,464 $16,344 19,127 $94,062
Class R6
Class R6 Shares:
Six Months ended June 30, 2025
Shares sold ................................... 319,816 $1,966,933 34,955 $172,462
Shares issued in reinvestment of distributions .......... 20,997 132,505 3,688 18,687
Shares redeemed ............................... (379,567) (2,359,041) (30,268) (149,811)
Net increase (decrease) .......................... (38,754) $(259,603) 8,375 $41,338
Year ended December 31, 2024
Shares sold ................................... 97,827 $639,724 43,897 $218,752
Shares issued in reinvestment of distributions .......... 39,126 257,519 11,014 54,316
Shares redeemed ............................... (244,917) (1,630,688) (45,383) (222,746)
Net increase (decrease) .......................... (107,964) $(733,445) 9,528 $50,322
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2025
Shares sold ................................... 111,207 $691,702 742,804 $3,678,023
Shares issued in reinvestment of distributions .......... 31,889 202,084 20,294 103,685
Shares redeemed ............................... (285,261) (1,812,890) (173,150) (847,468)
Net increase (decrease) .......................... (142,165) $(919,104) 589,948 $2,934,240
Year ended December 31, 2024
Shares sold ................................... 374,233 $2,440,751 882,104 $4,496,005
Shares issued in reinvestment of distributions .......... 64,188 424,858 82,109 410,170
Shares redeemed ............................... (1,099,111) (7,486,297) (1,687,417) (8,285,164)
Net increase (decrease) .......................... (660,690) $(4,620,688) (723,204) $(3,378,989)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Templeton Global Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Templeton Global Total Return Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Templeton International Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Templeton Asset Management Ltd (Asset Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.650% Up to and including $200 million
0.585% Over $200 million, up to and including $700 million
0.550% Over $700 million, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $1.3 billion
0.475% Over $1.3 billion, up to and including $35 billion
0.470% Over $35 billion, up to and including $50 billion
0.465% Over $50 billion, up to and including $65 billion
0.460% Over $65 billion, up to and including $80 billion
0.455% In excess of $80 billion
Annualized Fee Rate Net Assets
0.670% Up to and including $200 million
0.620% Over $200 million, up to and including $1.3 billion
0.600% Over $1.3 billion, up to and including $2.5 billion
0.585% Over $2.5 billion, up to and including $5 billion
0.575% Over $5 billion, up to and including $10 billion
0.565% In excess of $10 billion
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% In excess of $1.3 billion

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Under a subadvisory agreement, Asset Management, an affiliate of Advisers, provides subadvisory services to Templeton
Sustainable Emerging Markets Bond Fund. The subadvisory fee is paid by Advisers, based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% Over $1 billion
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Gross effective investment management fee rate ........ 0.518% 0.669% 0.700%
Templeton
Sustainable
Emerging
Markets Bond
Fund
Gross effective investment management fee rate ........ 0.850%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For Templeton International Bond Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A ............................... 0.25% 0.25% 0.35% 0.25%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Class R ............................... 0.50% 0.50% 0.50% 0.50%
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $4,760 $1,029 $112 $11
CDSC retained ........................... $3,655 $3,454 $319 $13
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Transfer agent fees ........................ $735,311 $65,232 $9,410 $4,166
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended June 30, 2025, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $269,210,359 $634,992,899 $(395,517,096) $— $— $508,686,162 508,686,162 $7,321,698
Total Affiliated Securities ... $269,210,359 $634,992,899 $(395,517,096) $— $— $508,686,162 $7,321,698
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $2,365,734 $71,353,641 $(38,739,883) $— $— $34,979,492 34,979,492 $425,544
Total Affiliated Securities ... $2,365,734 $71,353,641 $(38,739,883) $— $— $34,979,492 $425,544
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $3,907,515 $5,556,964 $(6,827,335) $— $— $2,637,144 2,637,144 $77,714
Total Affiliated Securities ... $3,907,515 $5,556,964 $(6,827,335) $— $— $2,637,144 $77,714
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $182,323 $9,112,874 $(8,124,895) $— $— $1,170,302 1,170,302 $13,525
Total Affiliated Securities ... $182,323 $9,112,874 $(8,124,895) $— $— $1,170,302 $13,525
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton International Bond Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.74% and for Class R6 do not exceed 0.60% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton Sustainable Emerging Markets Bond Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.89% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until April 30, 2026.
h. Other Affiliated Transactions
At June 30, 2025, Advisers owned 27.1% of Templeton Sustainable Emerging Markets Bond Fund's outstanding shares.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2024, the deferred losses were as follows:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 108,796,026 $ 9,767,867 $ 4,835,309 $ 1,247,666
Long term ............................. 2,553,100,885 565,178,334 19,593,453 2,694,552
Total capital loss carryforwards ............ $2,661,896,911 $574,946,201 $24,428,762 $3,942,218
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Late-year ordinary loss ...........................
$60,957,778 $5,818,280 $320,057 $233,176
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, payments-in-kind, bond discounts and premiums, derivative financial instruments and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, were as follows:
6. Credit Risk and Defaulted Securities
At June 30, 2025, certain or all Funds had a portion of their portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At
June 30, 2025, the aggregate value of these securities for Templeton Global Total Return Fund and Templeton Sustainable
Emerging Markets Bond Fund was $0, representing 0.0% of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments.
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
a a a a a
Cost of investments ....................... $3,118,604,318 $293,462,487 $19,585,462 $14,323,160
Unrealized appreciation ..................... $149,584,222 $13,259,799 $985,925 $882,403
Unrealized depreciation ..................... (139,606,068) (97,151,232) (1,108,549) (993,472)
Net unrealized appreciation (depreciation) ....... $9,978,154 $(83,891,433) $(122,624) $(111,069)
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Purchases .............................. $414,776,190 $39,107,158 $2,647,987 $5,487,346
Sales .................................. $806,571,446 $77,048,796 $3,440,489 $2,779,435
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Credit risk ..................................... 21.1% 30.5% 28.4% 41.4%
4. Income Taxes
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
a
K2016470219 South Africa Ltd., A ............... 2/22/11 - 2/01/17 $ 1,608,225 $ —
50,014,925
a
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) ............... $1,645,359 $—
Shares Issuer
Acquisition
Date Cost Value
Templeton Sustainable Emerging Markets Bond Fund
2,171,539
b
K2016470219 South Africa Ltd., A ............... 5/16/13 - 2/01/17 $ 14,538 $ —
619,903
b
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
Total Restricted Securities (Value is —% of Net Assets) ............... $14,998 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $32,286 as of June 30, 2025.
b
The Fund also invests in unrestricted securities of the issuer, valued at $186 as of June 30, 2025.

Templeton Income Trust
Notes to Financial Statements (unaudited)

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9. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ — Variation margin on centrally
cleared swap contracts
$ 3,641,250
a
Foreign exchange contracts ..
Investments in securities, at value 11,979,612
b
Options written, at value 6,857,943
Unrealized appreciation on OTC
forward exchange contracts
41,799,606 Unrealized depreciation on OTC
forward exchange contracts
26,059,782
Total .................... $53,779,218 $36,558,975
Templeton Global Total Return Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
544
a
Variation margin on centrally
cleared swap contracts
242,499
a
Foreign exchange contracts ..
Investments in securities, at value 784,025
b
Options written, at value 448,813
Unrealized appreciation on OTC
forward exchange contracts
3,700,642 Unrealized depreciation on OTC
forward exchange contracts
1,063,977
Total .................... $4,485,211 $1,755,289
Templeton International Bond Fund
Foreign exchange contracts ..
Investments in securities, at value 81,072
b
Options written, at value 46,401
Unrealized appreciation on OTC
forward exchange contracts
427,798 Unrealized depreciation on OTC
forward exchange contracts
314,839
Total .................... $508,870 $361,240
Templeton Sustainable Emerging Markets Bond Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
41,052
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
209,225 Unrealized depreciation on OTC
forward exchange contracts
126,488
Total .................... $209,225 $167,540
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
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For the period ended June 30, 2025, the effect of derivative contracts in the Statements of Operations was as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(3,815,297) Swap contracts $12,800,927
Foreign exchange contracts .....
Investments (12,454,552)
a
Investments 12,359,382
a
Written options 8,810,136 Written options 6,406,920
Forward exchange contracts (4,581,642) Forward exchange contracts 37,400,530
Total ....................... $(12,041,355) $68,967,759
Templeton Global Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts (70,463) Swap contracts 290,559
Foreign exchange contracts .....
Investments (618,115)
a
Investments 625,171
a
Written options 484,001 Written options 422,590
Forward exchange contracts (830,142) Forward exchange contracts 5,632,854
Total ....................... $(1,034,719) $6,971,174
Templeton International Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Investments (63,920)
a
Investments 64,661
a
Written options 50,067 Written options 43,702
Forward exchange contracts 22,152 Forward exchange contracts 225,418
Total ....................... $8,299 $333,781
Templeton Sustainable Emerging Markets Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts 2,295 Swap contracts 43,869
Foreign exchange contracts .....
Forward exchange contracts 109,631 Forward exchange contracts 247,491
Total ....................... $111,926 $291,360
9. Other Derivative Information
(continued)

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a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
For the period ended June 30, 2025, the average month end notional amount of swap contracts and options, and the average month end contract value of forward exchange contracts, were as follows:
At June 30, 2025, the Funds' OTC derivative assets and liabilities are as follows:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Swap contracts .......................... $ 229,115,714 $ 7,618,423 $ – $ 593,110
Forwards exchange contracts ............... 2,285,106,601 184,689,292 17, 476 , 491 6,704,545
Options ................................ 4,580,490,286 279,950,143 28,946,429 –
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond Fund
Forward Exchange Contracts ............................. $ 41,799,606 $ 26,059,782
Options Purchased .................................... 11,979,612 —
Options Written ....................................... — 6,857,943
Total ............................................. $53,779,218 $32,917,725
Templeton Global Total Return Fund
Forward Exchange Contracts ............................. 3,700,642 1,063,977
Options Purchased .................................... 784,025 —
Options Written ....................................... — 448,813
Total ............................................. $4,484,667 $1,512,790
Templeton International Bond Fund
Forward Exchange Contracts ............................. 427,798 314,839
Options Purchased .................................... 81,072 —
Options Written ....................................... — 46,401
Total ............................................. $508,870 $361,240
Templeton Sustainable Emerging Markets Bond Fund
Forward Exchange Contracts ............................. 209,225 126,488
Total ............................................. $209,225 $126,488
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
9. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
At June 30, 2025, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $ 19,766,490 $ (7,373,672) $ (12,392,818) $ — $ —
BOFA .................... — — — — —
BZWS ................... — — — — —
CITI ..................... — — — — —
DBAB ................... 5,461,046 (826,113) (3,680,308) — 954,625
HSBK ................... 13,430,135 (528,303) — (11,390,000) 1,511,832
JPHQ ................... 887,553 (887,553) — — —
MSCO ................... 14,233,994 (7,565,964) (3,646,004) — 3,022,026
Total ................... $53,779,218 $(17,181,605) $(19,719,130) $(11,390,000) $5,488,483
Templeton Global Total Return Fund
Counterparty
BNDP ................... 472,618 (191,776) (280,842) — —
BOFA .................... — — — — —
BZWS ................... — — — — —
CITI ..................... — — — — —
DBAB ................... 1,728,654 (209,283) (1,351,285) — 168,086
HSBK ................... 322,483 (3,894) — (220,000) 98,589
JPHQ ................... 705,493 (365,086) — — 340,407
MSCO ................... 1,255,419 (467,361) (511,823) — 276,235
Total ................... $4,484,667 $(1,237,400) $(2,143,950) $(220,000) $883,317
Templeton International Bond Fund
Counterparty
BNDP ................... 42,644 (42,644) — — —
BOFA .................... 40,166 (40,166) — — —
BZWS ................... 6,399 (6,399) — — —
CITI ..................... 9,416 (9,416) — — —
DBAB ................... 37,002 (6,256) — — 30,746
GSCO ................... 141,975 (18,135) — — 123,840
HSBK ................... 68,792 (12,259) — — 56,533
JPHQ ................... 71,092 (71,092) — — —
MSCO ................... 91,384 (49,948) — — 41,436
Total ................... $508,870 $(256,315) $— $— $252,555
9. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
At June 30, 2025, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton Sustainable Emerging Markets Bond Fund
Counterparty
BNDP ................... $ 3,895 $ (3,895) $ — $ — $ —
BOFA .................... — — — — —
BZWS ................... — — — — —
CITI ..................... 83,558 — — — 83,558
DBAB ................... 13,644 (7,818) — — 5,826
GSCO ................... 26,722 (89) — — 26,633
HSBK ................... 11,262 — — — 11,262
JPHQ ................... 57,416 (55,662) — — 1,754
MSCO ................... 12,728 — — — 12,728
Total ................... $209,225 $(67,464) $— $— $141,761
4
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $ 7,373,672 $ (7,373,672) $ — $ — $ —
BOFA .................... 4,289,373 — — (4,100,000) 189,373
BZWS ................... 4,886,088 — — (4,490,000) 396,088
CITI ..................... 714,985 — — (610,000) 104,985
DBAB ................... 826,113 (826,113) — — —
HSBK ................... 528,303 (528,303) — — —
JPHQ ................... 6,733,227 (887,553) — (5,150,483) 695,191
MSCO ................... 7,565,964 (7,565,964) — — —
Total ................... $32,917,725 $(17,181,605) $— $(14,350,483) $1,385,637
9. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Total Return Fund
Counterparty
BNDP ................... $ 191,776 $ (191,776) $ — $ — $ —
BOFA .................... 105,514 — — (105,514) —
BZWS ................... 120,237 — — (10,000) 110,237
CITI ..................... 49,639 — — — 49,639
DBAB ................... 209,283 (209,283) — — —
HSBK ................... 3,894 (3,894) — — —
JPHQ ................... 365,086 (365,086) — — —
MSCO ................... 467,361 (467,361) — — —
Total ................... $1,512,790 $(1,237,400) $— $(115,514) $159,876
Templeton International Bond Fund
Counterparty
BNDP ................... 43,022 (42,644) — — 378
BOFA .................... 50,877 (40,166) — — 10,711
BZWS ................... 41,678 (6,399) — — 35,279
CITI ..................... 12,598 (9,416) — — 3,182
DBAB ................... 6,256 (6,256) — — —
GSCO ................... 18,135 (18,135) — — —
HSBK ................... 12,259 (12,259) — — —
JPHQ ................... 126,467 (71,092) — — 55,375
MSCO ................... 49,948 (49,948) — — —
Total ................... $361,240 $(256,315) $— $— $104,925
Templeton Sustainable Emerging Markets Bond Fund
Counterparty
BNDP ................... 21,595 (3,895) — — 17,700
BOFA .................... 19,293 — — — 19,293
BZWS ................... 22,031 — — — 22,031
CITI ..................... — — — — —
DBAB ................... 7,818 (7,818) — — —
GSCO ................... 89 (89) — — —
HSBK ................... — — — — —
JPHQ ................... 55,662 (55,662) — — —
MSCO ................... — — — — —
Total ................... $126,488 $(67,464) $— $— $59,024
9. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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See Note 1(d)  regarding derivative financial instruments.
See Abbreviations on page 78 .
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2025, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
a
At June 30, 2025, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... $ — $ 2,497,569,386 $ — $ 2,497,569,386
U.S. Government and Agency Securities ....... — 105,106,681 — 105,106,681
Options Purchased ....................... — 11,979,612 — 11,979,612
Short Term Investments ................... 508,686,162 — — 508,686,162
Total Investments in Securities ........... $508,686,162 $2,614,655,679 $— $3,123,341,841
9. Other Derivative Information
(continued)

Templeton Income Trust
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Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $41,799,606 $— $41,799,606
Total Other Financial Instruments ......... $— $41,799,606 $— $41,799,606
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $6,857,943 $— $6,857,943
Forward Exchange Contracts ............... — 26,059,782 — 26,059,782
Swap Contracts ......................... — 3,641,250 — 3,641,250
Total Other Financial Instruments ......... $— $36,558,975 $— $36,558,975
Templeton Global Total Return Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ — — —
b
—
Corporate Bonds ........................ — — —
b
—
Foreign Government and Agency Securities .... — 161,597,987 — 161,597,987
U.S. Government and Agency Securities ....... — 5,138,648 — 5,138,648
Escrows and Litigation Trusts ............... — — 32,286 32,286
Options Purchased ....................... — 784,025 — 784,025
Short Term Investments ................... 34,979,492 5,092,719 — 40,072,211
Total Investments in Securities ........... $34,979,492 $172,613,379 $32,286 $207,625,157
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,700,642 $— $3,700,642
Swap Contracts ......................... — 544 — 544
Total Other Financial Instruments ......... $— $3,701,186 $— $3,701,186
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $448,813 $— $448,813
Forward Exchange Contracts ............... — 1,063,977 — 1,063,977
Swap Contracts ......................... — 242,499 — 242,499
Total Other Financial Instruments ......... $— $1,755,289 $— $1,755,289
Templeton International Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... — 15,235,174 — 15,235,174
Options Purchased ....................... — 81,072 — 81,072
Short Term Investments ................... 2,637,144 1,442,890 — 4,080,034
Total Investments in Securities ........... $2,637,144 $16,759,136 $— $19,396,280
Other Financial Instruments:
Forward Exchange Contracts ............... $— $427,798 $— $427,798
Total Other Financial Instruments ......... $— $427,798 $— $427,798
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $46,401 $— $46,401
Forward Exchange Contracts ............... — 314,839 — 314,839
Total Other Financial Instruments ......... $— $361,240 $— $361,240
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ — — —
b
—
Corporate Bonds ........................ — — 417,804
b
417,804
11. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Templeton Sustainable Emerging Markets Bond Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Foreign Government and Agency Securities :
Benin ................................ $ — $ 171,477 $ — $ 171,477
Brazil ................................ — 1,439,862 — 1,439,862
Colombia ............................. — 479,612 — 479,612
Ecuador .............................. — 451,727 — 451,727
Egypt ................................ — 87,701 — 87,701
Ghana ............................... — 300,363 — 300,363
India ................................ — 1,002,424 — 1,002,424
Ivory Coast ........................... — 355,933 — 355,933
Mexico .............................. — 551,445 — 551,445
Namibia .............................. — 1,465,860 — 1,465,860
Oman ............................... — 394,008 — 394,008
Panama .............................. — 528,280 — 528,280
Peru ................................ — 438,618 — 438,618
Philippines ............................ — 449,206 — 449,206
Poland ............................... — 1,042,944 — 1,042,944
Serbia ............................... — 772,518 — 772,518
Seychelles ............................ — 142,394 — 142,394
Supranational ......................... — 1,613,220 252,810 1,866,030
Uruguay ............................. — — — —
Escrows and Litigation Trusts ............... — — 186 186
Short Term Investments ................... 1,170,302 641,712 — 1,812,014
Total Investments in Securities ........... $1,170,302 $12,329,304 $670,800 $14,170,406
Other Financial Instruments:
Forward Exchange Contracts ............... $— $209,225 $— $209,225
Total Other Financial Instruments ......... $— $209,225 $— $209,225
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 126,488 $ — $ 126,488
Swap Contracts ......................... — 41,052 — 41,052
Total Other Financial Instruments ......... $— $167,540 $— $167,540
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2025, the reconciliations are as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2025, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Corporate Bonds :
Costa Rica ... 423,913 — (15,840) — — — — 9,731 417,804 9,842
South Africa .. —
c
— — — — — — — —
c
—
Foreign
Government
and Agency
Securities :
Supranational . — 271,523 — — — (1,526) — (17,187) 252,810 (17,187)
Escrows and
Litigation Trusts —
c
— — — — — — 186 186 186
Total Investments in
Securities ....... $423,913 $271,523 $(15,840) $— $— $(1,526) $— $(7,270) $670,800 $(7,159)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Period
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Templeton Sustainable
Emerging Markets Bond
Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
..............
$417,804 Discounted cash
flow
Discount rate
b
7.2% Decrease
All Other
......................
252,996
c,d,e
Total
.....................
$670,800
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental issuer credit spread combined to arrive at an 8% yield on issue date for an 8% coupon bond issued at par. The incremental issuer spread is further adjusted to reflect the current market spread for similar credits above the Costa
Rican credit spread.
11. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
12. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that in addition to those events previously disclosed, the following subsequent event requires disclosure:
On May 29, 2025 , the Board for Templeton International Bond Fund approved a proposal to liquidate the Fund. The Fund liquidated on August 8, 2025.
c
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs
d
Includes the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
e
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
KZT
Kazakhstani Tenge
MXN
Mexican Peso
MYR
Malaysian Ringgit
NAD
Update
NGN
Nigerian Naira
NOK
Norwegian Krone
PEN
Peruvian Nuevo Sol
PHP
Philippine Peso
PLN
Polish Zloty
RSD
Serbian Dinar
USD
United States Dollar
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
Selected Portfolio
CDI
certificado de deposito interbancario
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 14.90%
1-day SOFR ........................ 4.45%

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TEMPLETON INCOME TRUST
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund
Templeton Sustainable Emerging Markets Bond Fund
(each a Fund)
At an in-person meeting held on May 29, 2025 (Meeting), the Board of Trustees (Board) of Templeton Income Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between
Franklin Advisers, Inc. (FAI) and the Trust, on behalf of each Fund and an investment sub-advisory agreement between FAI and Templeton Asset Management Ltd. (Sub-Adviser), an affiliate of FAI, on behalf of the Templeton Sustainable Emerging
Markets Bond Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement.
Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAI and the Sub-Adviser are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Managers by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the Meeting.
On several occasions, both prior to, and at the Meeting, the Independent Trustees met with senior executives of Franklin
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Resources, Inc. (FRI), the Managers’ parent, to discuss management’s perspectives on and ask questions regarding the performance of the Funds and future business strategies to address Fund underperformance. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv)
the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation;
oversight of third-party service providers; investment performance reports and related financial information for each Fund;
reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of FRI and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2024. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year.
On several occasions, both prior to, and at the Meeting, the Independent Trustees met with senior executives at FRI to discuss management’s perspectives on and ask questions regarding the performance of the Funds and future business strategies to address persistent Fund underperformance. Management discussed with the Independent Trustees the scope of the overall integration of certain recently acquired asset managers and the impact of the integration firm wide. Management explained,

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as part of the larger firm-wide integration, its plan to integrate the Templeton Global Macro team into the Franklin Templeton
Fixed Income group. Management responded to questions from the Independent Trustees regarding the impact the integration would have on the investment leadership of the Templeton Global Macro team. Management explained that the Templeton
Global Macro team would now report to the CIO of the Franklin Templeton Fixed Income Group. The Trustees met with the
CIO of the Franklin Templeton Fixed Income Group and discussed, among other topics, past Fund performance and expected enhancements to the Funds’ fixed-income processes, including the enhanced collaboration with the firm’s Investment Risk
Management Group. Management also discussed specific Fund proposals expected to be presented to the Board at a future meeting, including the proposals to liquidate the Templeton International Bond Fund and to change the name, investment strategies and secondary benchmark of the Templeton Global Return Fund, which would streamline and redirect work of the
Templeton Global Macro team.
In addition, the Board further discussed the performance of the Funds with other members of management prior to, and at the Meeting. Management explained that the peers in each Fund’s respective Performance Universe generally maintained substantially greater credit/spread allocations, greater US country and US dollar exposures, and longer portfolio durations than the Fund, which all contributed to the Fund’s relative underperformance across all periods. Management further explained that each Fund’s relative underperformance for the one-, three- and five-year periods was due, in part, to currency positions.
Management also explained more specifically that it believed each Fund’s three- and five-year relative underperformance was largely attributable to the Fund’s defensive positioning in 2020, which restrained its upside potential as risk assets rallied in the second half of 2020, as well as the Fund’s non-dollar currency positioning in 2024 as the US dollar reached historical highs against many currencies.
The Board also considered each Fund’s specific performance results and actions that are being taken/have been taken in an effort to improve the overall performance of the Fund as discussed below.
Templeton Global Bond Fund - The Performance Universe for the Fund included the Fund and all retail and institutional global income funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed with management the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including the enhanced collaboration between the portfolio management team and the firm’s Investment Risk Management Group and refinements to the Fund’s investment process. Management reported that in the year-to-date period ended April 30, 2025, the Fund had outperformed its Performance Universe by 5.71% and outperformed its benchmark, the FTSE WGBI (USD)
Index, by 3.63%. The Board concluded that, taking into consideration all of the discussions with and information provided by management, the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Total Return Fund - The Performance Universe for the Fund included the Fund and all retail and institutional global income funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed with management the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including the enhanced collaboration between the portfolio management team and the firm’s Investment Risk Management Group and refinements to the Fund’s investment process. Management reported that in the year-to-date period ended April 30, 2025, the Fund had outperformed its Performance Universe by 5.43% and outperformed its benchmark, the Bloomberg Multiverse Index, by 3.78%. The Board
noted that management proposed and the Board approved at the Meeting implementing changes for the Fund effective on or about August 1, 2025, including changing the Fund’s: (i) name to the Templeton Global Bond Enhanced Fund; and (ii) principal investment strategies (Fund Proposals). The Board concluded that, taking into consideration all of the discussions with and information provided by management and the expected implementation of the Fund Proposals, the Fund’s Management
Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.

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Templeton International Bond Fund - The Performance Universe for the Fund included the Fund and all retail and institutional international income funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund only had approximately $19 million in assets under management as of December 31, 2024 and that management proposed and the Board approved at the
Meeting the liquidation of the Fund on or about August 8, 2025. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period in order to effectuate the liquidation of the Fund.
Templeton Sustainable Emerging Markets Bond Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets local currency debt funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed with management the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including the enhanced collaboration between the portfolio management team and the firm’s Investment Risk Management
Group and refinements to the Fund’s investment process. Management reported that in the year-to-date period ended April 30,
2025, the Fund had outperformed its Performance Universe by 1.58% and outperformed its benchmark, the JP Morgan GBI-
EM Global Diversified Composite Index, by 0.77%. The Board concluded that, taking into consideration all of the discussions with and information provided by management, the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for the other funds in each Fund’s respective Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
Templeton Global Bond Fund and Templeton Global Total Return Fund - The Expense Group for the Templeton Global Bond
Fund included the Fund and 12 other global income funds. The Expense Group for the Templeton Global Total Return Fund
included the Fund and nine other global income funds. The Board noted that the Management Rate and actual total expense ratio for each Fund were above the medians of its respective Expense Group.
Templeton Global Bond Fund - The Board further noted management’s explanation that the Fund’s Management Rate was
2.4 basis points above its Expense Group median. Management further explained that the Fund had a higher non-US fixed income allocation than its Expense Group which required additional time and resources to conduct due diligence and monitor liquidity.
Templeton Global Total Return Fund - The Board also noted management’s explanation that the Fund’s Management
Rate was 2.6 basis points above its Expense Group median. Management further explained that the Fund currently has a higher non-US fixed income allocation than its Expense Group which requires additional time and resources to conduct due diligence and monitor liquidity. The Board also noted that effective June 1, 2024, the first two tiers of the Fund’s contractual management breakpoint fee schedule were lowered by 3 basis points.

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After consideration of the above, the Board concluded that the Management Rate charged to each Fund is reasonable.
Templeton International Bond Fund - The Expense Group for the Fund included the Fund and six other international income funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group. The Board also noted the actual total expense ratio for the Fund was below the median of its Expense Group. The Board further noted
that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is reasonable.
Templeton Sustainable Emerging Markets Bond Fund - The Expense Group for the Fund included the Fund and six other emerging markets local currency debt funds. The Board noted that the Management Rate for the Fund was above the median of its Expense Group, but its actual total expense ratio was equal to the median of its Expense Group. The Board discussed the fifth quintile Management Rate with management and management explained that the Fund’s actual total expense ratio reflected an expense cap on operating expenses, which resulted in an actual management fee of zero being paid by the
Fund. The Board further noted that the Sub-Adviser is paid by FAI out of the management fee FAI receives from the Fund and that the allocation of the fee between FAI and the Sub-Adviser reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Sub-Adviser are reasonable .
Profitability
The Board reviewed and considered information regarding the profits realized by FAI and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale

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The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Managers’ view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board noted that the Templeton Global Bond Fund and
Templeton Global Total Return Fund had each experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term and that the Templeton International Bond Fund and the
Templeton Sustainable Emerging Markets Bond Fund do not currently have asset sizes that would likely enable the Funds to achieve economies of scale. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

TINT-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Income Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 26, 2025